UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2009

Item 1. Schedule of Investments.

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments
December 31, 2009 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Obligations — 18.7%
Banks — 3.8%
ANZ Capital Trust II(a)(b)
	$3,500,000	5.360%	12/15/49	$3,232,424
Astoria Financial Corp.(b)
	4,050,000	5.750	10/15/12	3,847,564
Bank of America Corp.
	3,250,000	5.750	12/01/17	3,328,058
	1,675,000	7.625 (b)	06/01/19	1,934,854
Citigroup, Inc.
	3,650,000	6.375	08/12/14	3,817,423
	7,125,000	5.000	09/15/14	6,895,094
	1,000,000	5.875	05/29/37	881,185
Credit Agricole SA(a)(b)(c)
	1,500,000	8.375	10/13/49	1,582,905
Discover Bank
	2,750,000	8.700	11/18/19	2,946,224
JPMorgan Chase Capital XXVII
	1,600,000	7.000	11/01/39	1,613,621
MUFG Capital Finance 1 Ltd.(b)(c)
	4,650,000	6.346	07/25/49	4,278,000
PNC Bank NA
	3,075,000	6.875	04/01/18	3,407,517
Resona Bank Ltd.(a)(b)(c)
	3,500,000	5.850	04/15/49	3,062,500
EUR	2,675,000	4.125	09/27/49	3,336,229
Royal Bank of Scotland Group PLC(a)
	$1,950,000	4.875	08/25/14	1,976,686
Santander Issuances SA Unipersonal(a)(b)(c)
	1,600,000	5.805	06/20/16	1,488,000
Sovereign Bank(b)(c)
	250,000	1.991	08/01/13	244,515
US Bank NA(b)(c)
EUR	1,700,000	4.375	02/28/17	2,354,280
Wachovia Bank NA
	$2,275,000	6.600	01/15/38	2,401,215
Wachovia Corp.
	3,975,000	5.500	05/01/13	4,224,021
Wells Fargo Capital XIII(b)(c)
	3,300,000	7.700	03/26/49	3,201,000

				60,053,315

Brokerage — 2.2%
Bear Stearns & Co., Inc.
	4,775,000	6.400	10/02/17	5,218,441
	6,325,000	7.250	02/01/18	7,286,058
Merrill Lynch & Co., Inc.
	2,950,000	6.400	08/28/17	3,105,954
	6,100,000	6.875	04/25/18	6,593,168
Morgan Stanley & Co.(b)
	3,000,000	5.300	03/01/13	3,170,581
	6,125,000	6.625	04/01/18	6,579,782
	750,000	7.300	05/13/19	836,556
	1,925,000	5.625	09/23/19	1,936,713

				34,727,253

Building Materials(a) — 0.1%
Holcim US Finance Sarl & Cie
	1,600,000	6.000	12/30/19	1,665,426

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — (continued)
Captive Financial — 0.2%
International Lease Finance Corp.
$2,625,000	4.950%	02/01/11	$2,441,250

Chemicals(b) — 0.6%
Airgas, Inc.
3,375,000	4.500	09/15/14	3,426,131
The Dow Chemical Co.
3,500,000	7.600	05/15/14	3,983,528
1,525,000	5.900	02/15/15	1,640,531

			9,050,190

Consumer Products(b) — 0.2%
Whirlpool Corp.
1,025,000	8.000	05/01/12	1,116,599
1,375,000	8.600	05/01/14	1,557,372

			2,673,971

Distributor(a)(b) — 0.1%
Ras Laffan Liquefied Natural Gas Co. Ltd. III
1,700,000	5.500	09/30/14	1,791,375

Electric(b) — 1.3%
Arizona Public Service Co.
2,590,000	5.800	06/30/14	2,767,108
1,625,000	6.250	08/01/16	1,706,886
Commonwealth Edison Co.
2,400,000	5.875	02/01/33	2,380,121
Enel Finance International SA(a)
3,725,000	5.125	10/07/19	3,748,006
FirstEnergy Corp.
2,325,000	7.375	11/15/31	2,550,206
Nevada Power Co.
3,000,000	7.125	03/15/19	3,361,484
Progress Energy, Inc.
3,075,000	7.050	03/15/19	3,452,685

			19,966,496

Energy(b) — 0.2%
Dolphin Energy Ltd.(a)
1,732,500	5.888	06/15/19	1,754,156
Suncor Energy, Inc.
1,950,000	6.100	06/01/18	2,092,411

			3,846,567

Entertainment — 0.2%
Time Warner Entertainment Co.
2,175,000	8.375	03/15/23	2,588,817

Food & Beverage(a)(b) — 0.5%
Anheuser-Busch InBev Worldwide, Inc.
4,400,000	4.125	01/15/15	4,467,544
2,800,000	7.750	01/15/19	3,278,226

			7,745,770

Health Care — Medical Products(b) — 0.5%
Agilent Technologies, Inc.
4,105,000	5.500	09/14/15	4,312,102
Boston Scientific Corp.
2,200,000	4.500	01/15/15	2,211,239
1,625,000	6.000	01/15/20	1,663,762

			8,187,103

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — (continued)
Life Insurance — 0.5%
Americo Life, Inc.(a)(b)
$1,600,000	7.875%	05/01/13	$1,397,400
MetLife Capital Trust X(a)(b)(c)
2,000,000	9.250	04/08/38	2,253,478
Phoenix Life Insurance Co.(a)(b)
2,850,000	7.150	12/15/34	1,368,000
Reinsurance Group of America, Inc.
550,000	6.750	12/15/11	585,330
Symetra Financial Corp.(a)(b)(c)
3,100,000	8.300	10/15/37	2,512,968

			8,117,176

Media — Cable — 0.6%
Comcast Cable Communications Holdings, Inc.
1,220,000	8.375	03/15/13	1,404,736
2,050,000	9.455	11/15/22	2,636,597
Cox Communications, Inc.(a)(b)
5,050,000	5.875	12/01/16	5,355,502

			9,396,835

Media-Non Cable(a)(b) — 0.1%
DirecTV Holdings LLC
1,725,000	5.875	10/01/19	1,742,882

Metals & Mining — 0.3%
Anglo American Capital PLC(a)(b)
894,000	9.375	04/08/14	1,072,744
1,375,000	9.375	04/08/19	1,746,539
ArcelorMittal
1,925,000	9.850	06/01/19	2,469,497

			5,288,780

Noncaptive-Financial — 0.7%
General Electric Capital Corp.
1,300,000	6.000	06/15/12	1,401,279
HSBC Finance Corp.
5,875,000	5.700	06/01/11	6,137,695
SLM Corp.
4,300,000	5.400	10/25/11	4,295,935

			11,834,909

Paper(b) — 0.2%
International Paper Co.
2,500,000	7.500	08/15/21	2,778,839

Pharmaceuticals(b) — 0.2%
Watson Pharmaceuticals, Inc.
2,700,000	5.000	08/15/14	2,762,963

Pipelines(b) — 2.2%
Boardwalk Pipelines LP
4,400,000	5.875	11/15/16	4,502,211
CenterPoint Energy Resources Corp. Series B
4,075,000	5.950	01/15/14	4,291,338
DCP Midstream LLC(a)
2,205,000	9.750	03/15/19	2,713,153
Energy Transfer Partners LP
2,100,000	5.950	02/01/15	2,233,256
1,825,000	9.700 (d)	03/15/19	2,255,143

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — (continued)
Pipelines(b) — (continued)
Enterprise Products Operating LP
$6,225,000	5.900%	04/15/13	$6,666,498
ONEOK Partners LP
2,900,000	6.850	10/15/37	3,034,201
Southern Natural Gas Co.(a)
1,650,000	5.900	04/01/17	1,680,631
Tennessee Gas Pipeline Co.
1,450,000	8.375	06/15/32	1,723,074
The Williams Cos., Inc.
2,600,000	8.750	03/15/32	3,109,915
TransCanada PipeLines Ltd.(c)
3,200,000	6.350	05/15/67	2,954,765

			35,164,185

Property/Casualty Insurance(b) — 1.6%
Arch Capital Group Ltd.
3,200,000	7.350	05/01/34	3,014,650
Aspen Insurance Holdings Ltd.
1,525,000	6.000	08/15/14	1,544,192
CNA Financial Corp.
500,000	5.850	12/15/14	492,751
Endurance Specialty Holdings Ltd.
1,475,000	6.150	10/15/15	1,557,674
QBE Insurance Group Ltd.(a)(c)
3,150,000	5.647	07/01/23	2,737,624
The Chubb Corp.(c)
4,225,000	6.375	03/29/67	3,929,250
Transatlantic Holdings, Inc.
2,025,000	8.000	11/30/39	2,050,724
White Mountains Reinsurance Group Ltd.(a)
4,900,000	6.375	03/20/17	4,443,823
ZFS Finance USA Trust I(a)(c)
4,000,000	6.150	12/15/65	3,610,000
ZFS Finance USA Trust IV(a)(c)
3,050,000	5.875	05/09/32	2,468,701

			25,849,389

Real Estate Investment Trusts(b) — 1.2%
Healthcare Realty Trust, Inc.
2,400,000	6.500	01/17/17	2,377,373
Liberty Property LP
1,100,000	7.250	03/15/11	1,133,000
ProLogis(d)
950,000	2.250	04/01/37	880,113
1,200,000	1.875	11/15/37	1,062,606
Simon Property Group LP
3,350,000	10.350	04/01/19	4,207,824
Westfield Capital Corp.(a)
3,725,000	5.125	11/15/14	3,842,919
Westfield Group(a)
4,411,000	5.400	10/01/12	4,679,127

			18,182,962

Retailers(b) — 0.3%
CVS Caremark Corp.
3,825,000	5.750	06/01/17	4,026,920

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — (continued)
Tobacco — 0.1%
Philip Morris International, Inc.
$2,000,000	5.650%	05/16/18	$2,105,841

Wirelines Telecommunications(b) — 0.8%
AT&T, Inc.
3,175,000	6.400	05/15/38	3,262,849
Cellco Partnership/Verizon Wireless Capital LLC
1,175,000	8.500	11/15/18	1,457,449
Telecom Italia Capital SA
1,225,000	4.950	09/30/14	1,272,584
3,625,000	7.200	07/18/36	3,943,253
Verizon Communications, Inc.
2,725,000	6.400	02/15/38	2,876,800

			12,812,935

TOTAL CORPORATE OBLIGATIONS			$294,802,149

Mortgage-Backed Obligations — 43.8%

Adjustable Rate Non-Agency(c) — 1.2%
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-05, Class 1A1
$63,155	4.094%	08/25/33	$54,179
Bear Stearns Adjustable Rate Mortgage Trust Series 2006-2, Class 3A2
618,751	5.750	07/25/36	425,517
Bear Stearns Alt-A Trust Series 2005-8, Class 11A1
1,803,344	0.501	10/25/35	1,017,998
Countrywide Home Loan Trust Series 2003-37, Class 1A1
40,348	3.851	08/25/33	33,894
CS First Boston Mortgage Securities Corp. Series 2003-AR9, Class 2A2
56,257	3.800	03/25/33	46,405
Downey Savings & Loan Association Mortgage Loan Trust Series 2005-AR6, Class 2A1A
5,068,347	0.523	10/19/45	2,638,587
Harborview Mortgage Loan Trust Series 2005-16, Class 2A1A
1,363,701	0.473	01/19/36	762,701
Lehman XS Trust Series 2005-5N, Class 3A1A
6,687,362	0.531	11/25/35	3,754,709
Lehman XS Trust Series 2005-9N, Class 1A1
7,542,603	0.501	02/25/36	3,748,664
Master Adjustable Rate Mortgages Trust Series 2004-9, Class 2A1
1,993	0.611	11/25/34	1,940
Master Adjustable Rate Mortgages Trust Series 2006-OA2, Class 4A1A
2,794,310	1.394	12/25/46	882,671
Residential Accredit Loans, Inc. Series 2007-QH9, Class A1
8,160,947	6.506	11/25/37	3,494,969
Sequoia Mortgage Trust Series 2003-4, Class 1A2
1,831,519	1.315	07/20/33	1,609,250
Washington Mutual Mortgage Pass-Through Certificates Series 2002-AR19, Class A7
136,892	3.883	02/25/33	115,493

			18,586,977

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Collateralized Mortgage Obligations — 2.0%
Interest Only(e) — 0.0%
ABN AMRO Mortgage Corp. Series 2003-5, Class A2
$455,305	5.500%	04/25/33	$72,057
CS First Boston Mortgage Securities Corp. Series 2002-AR31, Class 5X(c)(f)
281,818	0.000	11/25/32	—
CS First Boston Mortgage Securities Corp. Series 2003-AR18, Class 2X(c)(f)
1,132,127	0.000	07/25/33	1
CS First Boston Mortgage Securities Corp. Series 2003-AR20, Class 2X(c)(f)
1,543,437	0.000	08/25/33	2
FNMA REMIC Series 2004-47, Class EI(c)(f)
3,935,773	0.000	06/25/34	48,903
Wells Fargo Mortgage Backed Securities Trust Series 2003-G, Class AI0(c)
6,864,836	0.750	06/25/33	22,168

			143,131

Inverse Floaters(c) — 0.1%
GNMA Series 2001-48, Class SA
131,930	25.732	10/16/31	201,657
GNMA Series 2001-51, Class SA
248,852	31.493	10/16/31	363,330
GNMA Series 2001-51, Class SB
257,176	25.732	10/16/31	393,756
GNMA Series 2001-59, Class SA
46,964	25.569	11/16/24	63,957
GNMA Series 2002-11, Class SA
132,467	36.482	02/16/32	230,781
GNMA Series 2002-13, Class SB
310,455	36.482	02/16/32	540,760

			1,794,241

Inverse Floating Rate — Interest Only(c)(e) — 0.0%
FNMA REMIC Series 2003-46, Class BS
4,978,834	7.469	04/25/17	321,235

Planned Amortization Class — 0.3%
FHLMC REMIC Series 2639, Class UL
193,729	4.750	03/15/22	201,960
FHLMC REMIC Series 2681, Class PC
575,580	5.000	01/15/19	584,724
FHLMC REMIC Series 2775, Class MC
876,040	5.000	08/15/27	901,517
FHLMC REMIC Series 2949, Class WV
2,000,000	5.000	12/15/20	2,034,664
FNMA REMIC Series 2003-134, Class ME
245,028	4.500	06/25/33	252,790
FNMA REMIC Series 2004-64, Class BA
168,057	5.000	03/25/34	173,955

			4,149,610

Regular Floater(c) — 1.6%
FHLMC REMIC Series 3013, Class XH(f)
265,719	0.000	08/15/35	241,965

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Regular Floater(c) — (continued)
FHLMC REMIC Series 3038, Class XA(f)
$317,416	0.000%	09/15/35	$258,579
FHLMC REMIC Series 3138, Class X(f)
24,789	0.000	04/15/36	24,088
FHLMC REMIC Series 3273, Class TC(f)
501,643	0.000	02/15/37	495,266
FHLMC REMIC Series 3292, Class WA(f)
677,646	0.000	07/15/36	634,515
FHLMC REMIC Series 3325, Class SX(f)
926,560	0.000	06/15/37	846,631
FNMA REMIC Series 2004-62, Class DI(e)(f)
1,747,685	0.000	07/25/33	13,047
FNMA REMIC Series 2004-71, Class DI(e)(f)
4,134,755	0.000	04/25/34	115,473
FNMA REMIC Series 2006-48, Class VF
321,013	0.581	02/25/20	319,437
FNMA REMIC Series 2006-81, Class LF(f)
118,913	0.000	09/25/36	103,494
FNMA REMIC Series 2007-27, Class XA(f)
190,804	0.000	05/25/35	181,439
FNMA REMIC Series 2007-4, Class DF
10,026,214	0.676	02/25/37	9,818,052
FNMA REMIC Series 2007-53, Class UF(f)
51,864	0.000	06/25/37	47,747
FNMA REMIC Series 2007-56, Class GY(f)
217,235	0.000	06/25/37	212,926
FNMA REMIC Series 2008-22, Class FD
11,571,540	1.071	04/25/48	11,540,367

			24,853,026

Sequential Fixed Rate — 0.0%
FHLMC REMIC Series 2664, Class MA
256,021	5.000	04/15/30	264,449
FHLMC REMIC Series 2796, Class AB
98,656	5.500	10/15/31	101,445

			365,894

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$31,627,137

Commercial Mortgage-Backed Securities — 5.5%
Agency — 0.2%
FNMA
$2,608,769	6.460%	12/01/28	$2,877,243
FNMA Series 2001-M2, Class C(c)
497,660	6.300	09/25/15	509,640

			3,386,883

Sequential Fixed Rate — 5.3%
Banc of America Commercial Mortgage, Inc. Series 2006-4, Class A4
7,505,000	5.634	07/10/46	7,030,777
Commercial Mortgage Pass-Through Certificates Series 2006-C7, Class A4
15,000,000	5.767	06/10/46	14,488,056
CWCapital Cobalt Ltd. Series 2006-C1, Class A4
10,500,000	5.223	08/15/48	8,861,389
First Union National Bank Commercial Mortgage Trust Series 2000-C2, Class A1
12,226,921	7.202	10/15/32	12,494,899

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Sequential Fixed Rate — (continued)
GMAC Commercial Mortgage Securities, Inc. Series 2002-C1, Class A2
$15,000,000	6.278%	11/15/39	$15,704,834
LB-UBS Commercial Mortgage Trust Series 2005-C5, Class A4
9,000,000	4.954	09/15/30	8,735,579
LB-UBS Commercial Mortgage Trust Series 2005-C7, Class A4
10,175,000	5.197	11/15/30	10,005,954
LB-UBS Commercial Mortgage Trust Series 2006-C1, Class A4
6,000,000	5.156	02/15/31	5,781,863

			83,103,351

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$86,490,234

Federal Agencies — 35.1%
Adjustable Rate FNMA(c) — 1.7%
$24,941	3.055%	06/01/33	$25,800
3,316,539	3.789	07/01/34	3,437,219
10,301,994	3.313	09/01/34	10,631,482
8,065,408	3.847	05/01/35	8,350,246
4,668,635	3.607	06/01/35	4,790,859

			27,235,606

FHLMC — 7.7%
81,757	5.000	12/01/12	86,363
9,582	5.500	07/01/13	10,233
80,587	5.500	12/01/13	86,067
826,691	6.500	12/01/13	899,665
54,996	4.000	02/01/14	56,258
23,613	5.500	02/01/14	25,218
941,066	4.000	03/01/14	962,666
182,686	4.000	04/01/14	186,880
6,976	5.500	06/01/14	7,415
26,883	5.500	09/01/14	28,260
1,645	7.000	10/01/14	1,772
289,298	6.000	12/01/14	305,539
14,350	7.000	05/01/15	15,484
46,622	8.000	07/01/15	50,816
11,090	7.000	02/01/16	12,001
19,785	7.000	03/01/16	21,398
370,870	7.500	05/01/16	404,304
3,221	5.000	09/01/16	3,387
37,537	5.000	11/01/16	39,554
9,789	5.000	12/01/16	10,316
128,475	5.000	01/01/17	135,406
223,254	5.000	02/01/17	235,313
173,501	5.000	03/01/17	182,874
303,428	5.000	04/01/17	319,866
7,633	5.000	05/01/17	8,048
5,043	5.000	06/01/17	5,317
13,306	5.000	08/01/17	14,027
767,118	5.000	09/01/17	808,686
852,348	5.000	10/01/17	898,530
1,617	7.000	10/01/17	1,807
502,465	5.000	11/01/17	529,688
574,698	5.000	12/01/17	605,839
699,600	5.000	01/01/18	737,413
1,507,150	5.000	02/01/18	1,588,533
1,502,903	5.000	03/01/18	1,584,024
1,266,211	5.000	04/01/18	1,334,588
590,974	4.500	05/01/18	616,987

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FHLMC — (continued)
$860,917	5.000%	05/01/18	$907,463
350,384	4.500	06/01/18	365,807
197,106	5.000	06/01/18	207,728
188,902	5.000	07/01/18	199,079
113,504	5.000	08/01/18	119,625
849,332	4.500	09/01/18	886,717
74,573	5.000	09/01/18	78,591
1,105,865	4.500	10/01/18	1,154,544
1,243,061	5.000	10/01/18	1,311,637
268,495	4.500	11/01/18	280,313
278,874	5.000	11/01/18	293,897
205,711	5.000	12/01/18	216,797
438,417	4.500	01/01/19	457,715
154,217	5.000	01/01/19	162,529
28,315	5.000	02/01/19	29,822
687,577	4.500	03/01/19	717,316
36,802	5.000	03/01/19	38,739
424,272	5.000	06/01/19	447,586
2,171,888	5.000	06/01/20	2,291,233
2,987,069	5.000	07/01/20	3,148,323
2,351,191	4.500	10/01/23	2,392,331
318,104	5.500	10/01/25	336,183
572,528	5.500	11/01/25	605,067
43,289	7.000	06/01/26	48,021
58,349	7.500	03/01/27	65,238
56,770	7.500	12/01/30	62,431
41,369	7.500	01/01/31	45,495
340,680	6.500	10/01/33	367,219
1,074,400	5.000	12/01/35	1,105,163
3,192	5.500	02/01/36	3,366
63,366	6.000	10/01/36	67,666
104,864	6.000	11/01/36	111,979
73,180	5.500	03/01/37	77,468
306,946	5.500	04/01/37	324,356
34,468	6.000	04/01/37	37,006
52,654	6.000	05/01/37	56,177
34,081	5.500	06/01/37	36,078
59,220	6.000	06/01/37	63,183
10,121	6.000	07/01/37	10,875
308,615	5.500	09/01/37	323,644
472,691	6.000	09/01/37	507,941
109,654	6.000	11/01/37	116,940
334,677	5.500	12/01/37	353,433
639,529	5.500	02/01/38	675,402
84,494	5.000	04/01/38	86,887
739,603	5.500	04/01/38	781,090
111,622	6.000	04/01/38	119,039
430,662	5.500	05/01/38	454,820
823,921	6.000	05/01/38	878,666
2,919,219	5.500	06/01/38	3,088,127
369,967	6.000	07/01/38	397,294
94,818	6.000	09/01/38	101,089
218,056	6.500	09/01/38	233,381
189,641	5.500	10/01/38	200,278
25,016	6.000	10/01/38	26,881
8,510,897	6.000	11/01/38	9,148,217
469,072	6.000	12/01/38	504,051
226,720	6.000	01/01/39	243,626
115,094	6.000	02/01/39	122,706
476,641	5.000	03/01/39	490,139
1,308,718	5.000	04/01/39	1,345,781
57,031	5.500	04/01/39	60,409
612,141	5.000	05/01/39	630,242
3,726,405	5.000	06/01/39	3,831,563
2,109,604	5.000	07/01/39	2,169,801
729,927	5.000	08/01/39	750,920

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FHLMC — (continued)
$9,804,184	4.500%	09/01/39	$9,805,897
16,059,306	5.000	09/01/39	16,508,045
1,397,839	4.500	10/01/39	1,397,808
9,685,403	5.000	10/01/39	9,956,834
2,591,457	5.000	11/01/39	2,661,609
21,000,000	4.500	TBA-30yr(g)	20,947,500

			120,871,365

FNMA — 18.6%
1,185,536	7.040	08/01/15	1,345,448
248,812	8.500	10/01/15	264,227
7,347	7.000	01/01/16	7,970
383,365	6.000	12/01/16	412,047
4,749,884	5.000	10/01/17	5,016,274
3,895,214	5.000	12/01/17	4,113,086
896,721	5.000	01/01/18	946,081
312,828	5.000	02/01/18	329,653
889,228	5.000	04/01/18	938,386
4,652,661	4.500	05/01/18	4,851,967
677,924	5.000	05/01/18	715,401
8,137,981	4.500	06/01/18	8,485,250
505,419	5.000	06/01/18	533,360
3,721,193	4.000	07/01/18	3,824,510
8,395,857	4.500	07/01/18	8,753,542
1,905,984	4.000	08/01/18	1,958,903
2,030,731	4.500	08/01/18	2,116,851
45,005	6.000	08/01/18	48,547
13,502,155	4.000	09/01/18	13,877,034
3,821,361	4.500	09/01/18	3,985,643
126,278	4.500	10/01/18	131,620
3,341	6.500	10/01/18	3,642
390,472	4.500	01/01/19	407,553
536,144	4.500	03/01/19	559,597
1,737,780	5.000	04/01/19	1,833,846
128,970	5.000	05/01/19	136,027
271,824	4.500	06/01/19	283,220
193,530	5.000	06/01/19	204,228
171,485	4.500	07/01/19	178,674
5,954,260	6.000	09/01/19	6,381,123
257,679	5.000	11/01/19	271,778
479,445	5.000	12/01/19	505,949
7,427,360	6.000	12/01/20	7,959,830
238,002	6.000	03/01/21	254,618
223,614	6.000	06/01/21	239,699
334,363	6.000	08/01/21	358,416
541,966	6.000	10/01/22	580,389
1,297,404	5.500	09/01/23	1,378,553
253,418	5.500	10/01/23	269,574
588,013	7.000	08/01/27	647,118
19,195	6.500	09/01/27	20,706
1,436,582	7.000	03/01/28	1,580,002
16,298	6.500	05/01/28	17,571
3,446	5.500	01/01/29	3,626
514	5.500	04/01/29	540
23,170	7.500	12/01/30	25,329
88,257	8.000	01/01/31	96,552
63,131	8.000	02/01/31	69,214
334,163	7.000	03/01/31	369,041
27,942	5.500	02/01/33	29,548
1,389,807	5.500	03/01/33	1,464,381
747,462	5.500	05/01/33	786,056
122,821	5.500	06/01/33	129,090
80,870	5.000	07/01/33	83,357
1,422,008	5.500	07/01/33	1,494,689

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$481,976	5.000%	08/01/33	$496,827
148,478	5.500	08/01/33	157,108
64,420	5.000	09/01/33	66,398
287,361	5.500	09/01/33	303,959
14,504	6.500	09/01/33	15,648
5,193	5.500	10/01/33	5,497
48,646	5.000	11/01/33	50,145
72,223	5.500	11/01/33	76,444
29,111	5.000	12/01/33	30,008
17,694	5.500	12/01/33	18,728
28,915	5.000	01/01/34	29,806
29,750	5.500	01/01/34	31,488
61,710	5.500	02/01/34	65,065
19,141	5.000	03/01/34	19,731
7,257	5.500	03/01/34	7,684
9,818	5.500	04/01/34	10,370
1,300,781	5.500	05/01/34	1,376,262
714,773	5.500	06/01/34	751,256
38,428	5.500	07/01/34	40,673
16,221	5.500	08/01/34	17,133
1,092	5.500	10/01/34	1,153
656,549	5.500	12/01/34	692,351
2,482	6.000	12/01/34	2,649
59,253	5.500	04/01/35	62,457
46,007	5.500	07/01/35	48,482
1,744	5.500	08/01/35	1,842
82,042	5.500	09/01/35	86,542
64,197	5.500	11/01/35	68,009
8,077	5.500	12/01/35	8,530
11,287	5.500	01/01/36	11,957
68,871	5.500	02/01/36	72,950
3,921,460	5.500	03/01/36	4,143,086
198,885	6.000	03/01/36	212,442
36,918	5.500	04/01/36	39,098
39,594	6.000	04/01/36	42,280
116,231	5.500	05/01/36	123,096
34,290	6.000	09/01/36	36,590
63,562	6.000	10/01/36	67,825
1,690,748	6.000	11/01/36	1,804,147
49,325	5.500	12/01/36	52,032
38,757	6.000	12/01/36	41,357
4,018	5.500	01/01/37	4,253
176,960	6.000	01/01/37	188,848
32,741	5.500	02/01/37	34,571
272,729	6.000	02/01/37	290,765
92,564	5.500	03/01/37	97,542
2,800,319	6.000	03/01/37	2,985,512
163,117	5.500	04/01/37	171,686
820,015	6.000	04/01/37	874,245
43,495	5.500	05/01/37	45,744
287,948	6.000	05/01/37	307,046
53,317	5.500	06/01/37	56,125
27,956	6.000	06/01/37	29,940
93,888	5.500	07/01/37	98,867
201,003	6.000	07/01/37	214,201
29,829	5.500	08/01/37	31,259
106,809	6.000	08/01/37	113,822
748,504	6.000	09/01/37	794,284
126,707	6.000	11/01/37	135,027
3,674	5.500	12/01/37	3,865
53,615	6.000	12/01/37	57,571
91,890	5.500	01/01/38	97,259
71,015	6.000	01/01/38	75,678
299,176	5.000	02/01/38	305,736
7,182	5.500	02/01/38	7,554

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$86,453	6.000%	02/01/38	$92,616
32,395	5.500	03/01/38	34,149
53,810	6.000	03/01/38	57,629
40,173	5.500	04/01/38	42,257
949,609	5.500	05/01/38	1,004,374
3,368,005	6.000	05/01/38	3,589,373
76,080	5.500	06/01/38	80,042
58,785	6.000	06/01/38	62,821
186,305	5.500	07/01/38	196,492
171,083	6.000	07/01/38	182,703
48,507	5.500	08/01/38	51,334
21,259	6.000	08/01/38	22,828
476,672	5.500	09/01/38	504,527
149,781	6.000	09/01/38	158,960
39,957	5.500	10/01/38	42,030
309,515	6.000	10/01/38	329,742
151,599	5.500	11/01/38	160,458
125,469	5.500	12/01/38	132,802
289,213	6.000	12/01/38	308,113
1,039,033	5.500	01/01/39	1,099,752
993,632	6.000	01/01/39	1,058,568
1,259,491	5.000	02/01/39	1,296,279
21,724,606	6.000	02/01/39	23,151,133
1,289,544	5.000	03/01/39	1,327,073
201,004	5.000	04/01/39	206,884
1,341,222	5.000	05/01/39	1,380,971
376,525	4.500	06/01/39	376,860
330,232	5.000	06/01/39	339,971
47,630	5.500	06/01/39	50,414
527,991	4.500	07/01/39	528,445
1,865,283	5.000	07/01/39	1,920,667
815,400	4.500	08/01/39	815,972
623,710	5.000	08/01/39	642,072
1,586,200	4.500	09/01/39	1,587,687
7,051,092	5.000	09/01/39	7,261,878
7,513,893	4.500	10/01/39	7,518,021
14,915,199	5.000	10/01/39	15,344,620
1,891,455	5.000	11/01/39	1,944,136
26,000,000	4.000	TBA-15yr(g)	26,150,306
35,000,000	4.500	TBA-30yr(g)	34,934,375
46,000,000	5.500	TBA-30yr(g)	48,149,074

			293,628,249

GNMA — 7.1%
3,059,612	6.000	08/15/38	3,236,002
35,793	6.000	10/15/38	38,307
135,175	6.000	11/15/38	144,325
1,154,204	6.000	12/15/38	1,225,095
515,123	6.000	01/15/39	551,304
2,010,401	5.000	04/15/39	2,077,313
4,031,130	5.000	05/15/39	4,162,804
6,239,429	4.500	06/15/39	6,259,268
5,996,227	5.000	06/15/39	6,193,465
986,811	4.500	07/15/39	990,049
1,212,981	5.000	07/15/39	1,252,309
5,667,649	5.000	08/15/39	5,850,254
2,974,602	4.500	09/15/39	2,983,898
18,800,044	5.000	09/15/39	19,416,540
997,001	4.500	10/15/39	1,000,147
9,964,821	5.000	10/15/39	10,291,294

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
GNMA — (continued)
$32,000,000	5.500%	TBA-30yr(g)	$33,520,000
12,000,000	6.000	TBA-30yr(g)	12,678,744

			111,871,118

TOTAL FEDERAL AGENCIES			$553,606,338

TOTAL MORTGAGE-BACKED OBLIGATIONS			$690,310,686

Agency Debentures — 0.5%
FHLB
$5,250,000	4.500%	09/13/19	$5,352,491
2,400,000	5.000	09/28/29	2,278,010
FNMA
800,000	0.000 (h)	10/09/19	434,400
306,000	5.000	06/16/28	282,141
Small Business Administration
291,721	6.300	06/01/18	315,067

TOTAL AGENCY DEBENTURES			$8,662,109

Asset-Backed Securities — 1.2%

Home Equity — 1.0%
CIT Mortgage Loan Trust Series 2007-1, Class 2A2(a)(c)
$3,400,000	2.645%	10/25/37	$1,458,776
CIT Mortgage Loan Trust Series 2007-1, Class 2A3(a)(c)
6,500,000	1.921	10/25/37	2,861,736
Countrywide Home Equity Loan Trust Series 2002-E, Class A(c)
782,654	0.493	10/15/28	566,661
Countrywide Home Equity Loan Trust Series 2004-G, Class 2A(c)
514,414	0.453	12/15/29	252,820
Countrywide Home Equity Loan Trust Series 2006-HW, Class 2A1B(c)
13,696,740	0.383	11/15/36	8,353,321
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1
1,741,543	7.000	09/25/37	1,006,349
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1
2,335,714	7.000	09/25/37	955,264
Impac CMB Trust Series 2004-08, Class 1A(c)
677,182	0.951	10/25/34	311,433
Impac CMB Trust Series 2004-10, Class 2A(c)
902,935	0.871	03/25/35	426,623

			16,192,983

Manufactured Housing — 0.1%
Mid-State Trust Series 4, Class A
1,167,675	8.330	04/01/30	1,165,140

Utilities — 0.1%
Massachusetts RRB Special Purpose Trust Series 1999-1, Class A5
1,240,971	7.030	03/15/12	1,257,717

TOTAL ASSET-BACKED SECURITIES			$18,615,840

Sovereign Debt Obligations — 1.1%

Federal Republic of Brazil
$1,710,000	8.250%	01/20/34	$2,175,975
1,460,000	7.125	01/20/37	1,668,050

Principal	Interest	Maturity
Amount	Rate	Date	Value
Sovereign Debt Obligations — (continued)
Ontario Province of Canada
$2,800,000	4.100%	06/16/14	$2,922,122
State of Qatar
2,000,000	5.150	04/09/14	2,100,000
5,410,000	5.250 (a)	01/20/20	5,437,050
Swedish Export Credit
2,700,000	3.250	09/16/14	2,707,333

TOTAL SOVEREIGN DEBT OBLIGATIONS			$17,010,530

Foreign Debt Obligations — 0.9%
Supranational(i) — 0.9%
International Bank for Reconstruction & Development
15,000,000	1.400	04/14/11	15,056,148

Municipal Debt Obligations — 0.4%
California — 0.4%
California State GO Bonds Build America Taxable Series 2009
$2,225,000	7.500%	04/01/34	$2,161,832
3,925,000	7.550	04/01/39	3,807,525

TOTAL MUNICIPAL DEBT OBLIGATIONS			$5,969,357

Government Guarantee Obligations — 19.7%
Achmea Hypotheekbank NV(a)(j)
$11,900,000	3.200%	11/03/14	$11,855,928
ANZ National (International) Ltd.(a)(j)
12,500,000	3.250	04/02/12	12,888,172
Citigroup Funding, Inc.(k)
44,300,000	1.875	10/22/12	44,218,909
6,900,000	1.875	11/15/12	6,882,212
General Electric Capital Corp.(k)
10,700,000	2.000	09/28/12	10,730,788
13,700,000	2.625	12/28/12	13,949,669
GMAC, Inc.(k)
18,800,000	1.750	10/30/12	18,677,612
Israel Government AID Bond(k)
4,000,000	5.500	09/18/33	4,105,016
Kreditanstalt fuer Wiederaufbau MTN(j)
14,000,000	4.750	05/15/12	15,000,552
17,500,000	2.500	05/28/13	17,625,930
17,000,000	4.000	10/15/13	17,890,681
LeasePlan Corp. NV(a)(j)
9,000,000	3.000	05/07/12	9,238,091
Macquarie Bank Ltd.(a)(j)
13,800,000	3.300	07/17/14	13,862,267
NIBC Bank NV(a)(j)
12,500,000	2.800	12/02/14	12,163,525
Royal Bank of Scotland Group PLC(a)(j)
15,700,000	1.500	03/30/12	15,420,781
16,100,000	2.625	05/11/12	16,403,049
Societe Financement de l’Economie Francaise(a)(j)
14,000,000	2.375	03/26/12	14,205,307
18,900,000	3.375	05/05/14	19,174,564
17,200,000	2.875	09/22/14	17,057,972
United States Central Federal Credit Union(k)
5,200,000	1.250	10/19/11	5,194,910
3,900,000	1.900	10/19/12	3,897,730

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)

Principal	Interest		Maturity
Amount	Rate		Date	Value
Government Guarantee Obligations — (continued)
Westpac Banking Corp.(a)(j)
$9,800,000	1.900%		12/14/12	$9,720,865

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS				$310,164,530

U.S. Treasury Obligations — 12.1%
United States Treasury Bonds
$13,200,000	5.000	%(l)	05/15/37	$14,018,809
900,000	4.250	(l)	05/15/39	844,312
7,200,000	4.375		11/15/39	6,891,754
United States Treasury Inflation Protected Securities
86,213,435	4.250		01/15/10	86,314,477
15,518,552	0.875		04/15/10	15,570,679
11,887,155	1.625		01/15/15	12,362,641
5,173,415	2.000		01/15/16	5,463,209
2,354,902	2.500		07/15/16	2,564,451
United States Treasury Notes
10,400,000	3.125		10/31/16	10,269,189
19,400,000	4.000		08/15/18	19,813,763
5,800,000	3.375		11/15/19	5,579,078
United States Treasury Principal-Only STRIPS(h)
4,600,000	0.000		05/15/20	2,969,617
4,400,000	0.000		08/15/20	2,799,324
2,800,000	0.000		05/15/21	1,701,003
4,600,000	0.000		11/15/21	2,708,650
400,000	0.000		08/15/27	170,411

TOTAL U.S. TREASURY OBLIGATIONS				$190,041,367

Shares	Rate	Value
Preferred Stock(c) — 0.1%
JPMorgan Chase & Co.
1,200,000	7.900%	1,237,752

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT		$1,551,870,468

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(m) — 12.9%
Repurchase Agreement — 12.9%
Joint Repurchase Agreement Account II
$204,000,000	0.007%	01/04/10	$204,000,000
Maturity Value: $204,000,159

TOTAL INVESTMENTS — 111.4%			$1,755,870,468

LIABILITIES IN EXCESS OF OTHER ASSETS — (11.4)%			(180,069,766)

NET ASSETS — 100.0%			$1,575,800,702

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $236,757,051, which represents approximately 15.0% of net assets as of December 31, 2009.
(b) Securities with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.
(c) Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2009.
(d) Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.
(e) Securities with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.
(f) Issued with zero coupon and interest rate is contingent upon LIBOR reaching a predetermined level.
(g) TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $176,379,999 which represents approximately 11.2% of net assets as of December 31, 2009.
(h) Issued with a zero coupon. Income is recognized through the accretion of discount.
(i) Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at December 31, 2009.
(j) Guaranteed by a foreign government. Total market value of these securities amounts to $202,507,684, which represents approximately 12.9% of net assets as of December 31, 2009.
(k) Guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012. Total market value of these securities amounts to $107,656,846, which represents approximately 6.8% of net assets as of December 31, 2009.
(l) A portion of this security is segregated as collateral for initial margin requirement on futures transactions.
(m) Joint repurchase agreement was entered into on December 31, 2009. Additional information appears in the Notes to the Schedule of Investments section.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
EURO	— Euro Offered Rate
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
MTN	— Medium-Term Note
REMIC	— Real Estate Mortgage Investment Conduit
RRB	— Rate Reduction Bond
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2009, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies:
Open Forward Foreign Currency Exchange Contracts with Unrealized Gain

	Contract	Expiration	Value on	Current	Unrealized
Currency	Type	Date	Settlement Date	Value	Gain

JPY	Sale	03/17/10	$3,799,000	$3,695,859	$103,141
CAD	Purchase	03/17/10	6,838,387	6,873,298	34,911
EUR	Sale	03/17/10	9,771,915	9,529,894	242,021
	Sale	01/13/10	7,995,605	7,647,996	347,609
NZD	Purchase	03/17/10	6,720,802	6,724,642	3,840
EUR	Sale	03/17/10	4,229,579	4,151,053	78,526
	Sale	03/17/10	10,509,272	10,433,534	75,738
JPY	Sale	03/17/10	3,172,000	3,005,540	166,460

TOTAL					$1,052,246

Open Forward Foreign Currency Exchange Contracts with Unrealized Loss

	Contract	Expiration	Value on	Current	Unrealized
Currency	Type	Date	Settlement Date	Value	Loss

JPY	Purchase	03/17/10	$2,942,000	$2,827,174	$(114,826)
NOK	Purchase	03/17/10	4,402,362	4,369,226	(33,136)
EUR	Purchase	03/17/10	3,694,165	3,615,764	(78,401)
	Sale	03/17/10	8,414,152	8,429,676	(15,524)
	Purchase	03/17/10	3,151,807	3,098,956	(52,851)
JPY	Purchase	03/17/10	2,982,000	2,877,032	(104,968)
EUR	Sale	03/17/10	1,704,654	1,710,016	(5,362)
GBP	Sale	03/17/10	1,692,189	1,712,904	(20,715)
AUD	Purchase	03/17/10	6,781,753	6,649,733	(132,020)

TOTAL					$(557,803)

Open Forward Foreign Currency Exchange Cross Contracts with Unrealized Gain (Purchase/Sale)

	Expiration	Purchase	Sale	Unrealized
Currency	Date	Current Value	Current Value	Gain

NZD/EUR	03/17/10	$1,269,928	$1,245,603	$24,325
CAD/EUR	03/17/10	3,183,848	3,083,189	100,659
CAD/JPY	03/17/10	2,149,416	2,082,562	66,854
AUD/EUR	03/17/10	833,685	829,924	3,761
CHF/JPY	03/17/10	1,470,105	1,401,073	69,032
NZD/EUR	03/17/10	2,108,783	2,059,759	49,024
CAD/EUR	03/17/10	1,278,804	1,244,169	34,635
SEK/EUR	03/17/10	2,112,846	2,076,960	35,886
CAD/EUR	03/17/10	2,126,837	2,066,926	59,911
EUR/JPY	03/17/10	682,288	664,421	17,867

TOTAL				$461,954

Open Forward Foreign Currency Exchange Cross Contracts with Unrealized Loss (Purchase/Sale)

	Expiration	Purchase	Sale	Unrealized
Currency	Date	Current Value	Current Value	Loss

EUR/CAD	03/17/10	$4,237,055	$4,349,196	$(112,141)
EUR/GBP	03/17/10	5,019,941	5,129,515	(109,574)
EUR/NZD	03/17/10	1,648,381	1,684,957	(36,576)
EUR/CAD	03/17/10	3,043,054	3,169,401	(126,347)
EUR/NZD	03/17/10	2,122,828	2,179,362	(56,534)
EUR/AUD	03/17/10	2,117,094	2,150,390	(33,296)
EUR/NZD	03/17/10	1,433,375	1,474,190	(40,815)
EUR/CHF	03/17/10	2,127,128	2,150,053	(22,925)

TOTAL				$(538,208)

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (CONTINUED)

FORWARD SALES CONTRACTS — At December 31, 2009, the Fund had the following forward sales contracts:

	Interest	Maturity	Settlement	Principal
Description	Rate	Date(g)	Date	Amount	Value

FHLMC	5.000%	TBA - 30yr	01/13/2010	$31,000,000	$31,784,672
FNMA	5.000	TBA - 30yr	01/13/2010	21,000,000	21,547,974

TOTAL					$53,332,646

FUTURES CONTRACTS — At December 31, 2009, the following futures contracts were open:

	Number of
	Contracts	Expiration		Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Eurodollars	127	January 2010	$31,666,656	$14,764
Eurodollars	(4)	September 2010	(989,000)	(3,246)
Eurodollars	(1)	December 2010	(246,175)	(763)
2 Year U.S. Treasury Notes	238	March 2010	51,471,219	(286,676)
5 Year U.S. Treasury Notes	(1,061)	March 2010	(121,360,165)	1,637,441
10 Year U.S. Treasury Notes	1,425	March 2010	164,520,703	(4,235,444)
30 Year U.S. Treasury Bonds	767	March 2010	88,492,625	(3,638,291)

TOTAL				$(6,512,215)

SWAP CONTRACTS — At December 31, 2009 , the Fund had outstanding swap contracts with the following terms:
INTEREST RATE SWAP CONTRACTS

					Rates Exchanged			Upfront
	Notional				Payments	Payments		Payments
	Amount			Termination	received by	made by	Market	made (received)	Unrealized
Swap Counterparty	(000s)			Date	the Fund	the Fund	Value	by the Fund	Gain (Loss)

Banc of America Securities LLC		$65,000		04/19/12	4.547%	3 month LIBOR	$4,866,280	$—	$4,866,280
		11,000		05/25/15	4.533	3 month LIBOR	842,921	—	842,921
		25,000		10/19/15	4.965	3 month LIBOR	2,573,567	—	2,573,567
		80,000		03/23/20	3 month LIBOR	5.108%	(8,833,290)	—	(8,833,290)
		16,100	(a)	06/16/30	3 month LIBOR	4.250	783,905	(223,293)	1,007,198
Citibank NA		28,700	(a)	06/16/17	3 month LIBOR	3.250	1,068,031	347,738	720,293
Credit Suisse First Boston Corp.	EUR	16,800	(a)	06/16/40	4.000	6 month EURO	(51,812)	360,626	(412,438)
Deutsche Bank Securities, Inc.		$32,500	(a)	06/16/17	3 month LIBOR	3.250	1,209,443	372,808	836,635
		24,900	(a)	09/04/17	4.568%	3 month LIBOR	(194,724)	—	(194,724)
		14,600	(a)	09/04/22	3 month LIBOR	4.710	365,717	—	365,717
		19,300	(a)	06/16/40	3 month LIBOR	4.250	1,232,490	(90,406)	1,322,896
JPMorgan Securities, Inc.		34,900	(a)	06/16/20	3.750	3 month LIBOR	(1,363,264)	354,195	(1,717,459)

TOTAL							$2,499,264	$1,121,668	$1,377,596

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2009.

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (CONTINUED)

CREDIT DEFAULT SWAP CONTRACTS

		Notional	Rates (paid)			Upfront Payments
	Referenced	Amount	received by	Termination		made (received)	Unrealized
Swap Counterparty	Obligation	(000s)	Fund	Date	Market Value	by the Fund	Gain (Loss)

Protection Purchased:
Bank of America Securities LLC	CDX North
	America Investment Grade Index	$13,600	(1.000)%	12/20/14	$(98,144)	$61,974	$(160,118)
Deutsche Bank Securities, Inc.	CDX North
	America Investment Grade Index	13,700	(1.000)	12/20/14	(98,866)	(14,911)	(83,955)
	CDX North
	America Investment Grade Index	17,800	(1.000)	12/20/14	(128,454)	(32,594)	(95,860)
	CDX North
	America Investment Grade Index	12,400	(1.000)	12/20/14	(89,484)	5,677	(95,161)
	CDX North
	America Investment Grade Index	12,600	(1.000)	12/20/14	(90,928)	—	(90,928)
	CDX North
	America Investment Grade Index	28,000	(1.000)	12/20/14	(202,062)	97,376	(299,438)

TOTAL					$(707,938)	$117,522	$(825,460)

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (CONTINUED)

TAX INFORMATION — At December 31, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,768,788,225

Gross unrealized gain	34,019,514
Gross unrealized loss	(46,937,271)

Net unrealized security loss	$(12,917,757)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments
December 31, 2009 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Obligations — 15.2%
Automotive — 0.2%
GMAC, Inc.
	$625,000	6.875%	09/15/11	$618,750

Banks — 4.0%
ANZ Capital Trust I(a)(b)
	250,000	4.484	01/29/49	249,610
ANZ Capital Trust II(a)(b)
	175,000	5.360	12/29/49	161,621
Bank of America Corp.(b)
	75,000	7.625	06/01/19	86,635
Bank of America NA
	1,575,000	6.100	06/15/17	1,600,808
Barclays Bank PLC
	900,000	6.750	05/22/19	1,003,889
Citigroup, Inc.
	225,000	4.125	02/22/10	225,818
	550,000	6.375	08/12/14	575,228
	925,000	5.000	09/15/14	895,153
Credit Agricole SA(a)(b)(c)
	150,000	8.375	12/31/49	158,290
Discover Bank
	400,000	8.700	11/18/19	428,542
HSBC Holdings PLC
	500,000	6.800	06/01/38	542,635
JPMorgan Chase & Co.
	400,000	6.000	10/01/17	428,270
JPMorgan Chase Capital XXII Series V(b)
	250,000	6.450	02/02/37	226,745
MUFG Capital Finance 1 Ltd.(b)(c)
	250,000	6.346	07/29/49	230,000
PNC Bank NA
	250,000	6.875	04/01/18	277,034
Resona Preferred Global Securities Ltd.(a)(b)(c)
	300,000	7.191	12/29/49	243,000
Royal Bank of Scotland Group PLC(a)
	600,000	4.875	08/25/14	608,211
UFJ Finance Aruba AEC
	30,000	6.750	07/15/13	33,600
US Bank NA(b)(c)
EUR	200,000	4.375	02/28/17	276,974
Wachovia Bank NA
	$150,000	6.600	01/15/38	158,322
Wachovia Corp.
	500,000	5.500	05/01/13	531,323
Wells Fargo & Co.
	100,000	5.625	12/11/17	104,107
Wells Fargo Capital XIII(b)(c)
	300,000	7.700	03/26/49	291,000
Westpac Banking Corp.
	1,275,000	4.875	11/19/19	1,258,431

				10,595,246

Brokerage — 1.1%
Merrill Lynch & Co., Inc.
	150,000	5.450	02/05/13	157,868
	200,000	6.400	08/28/17	210,573
	700,000	6.875	04/25/18	756,593

Principal	Interest		Maturity
Amount	Rate		Date	Value
Corporate Obligations — (continued)
Brokerage — (continued)
Morgan Stanley & Co.
$550,000	0.534	%(c)	01/09/12	$542,270
325,000	6.625	(b)	04/01/18	349,131
525,000	7.300	(b)	05/13/19	585,589
250,000	5.625	(b)	09/23/19	251,521

				2,853,545

Captive Financial — 0.0%
International Lease Finance Corp.
125,000	4.950		02/01/11	116,250

Chemicals(b) — 0.3%
The Dow Chemical Co.
500,000	7.600		05/15/14	569,075
175,000	5.900		02/15/15	188,258

				757,333

Consumer Products(b) — 0.1%
Whirlpool Corp.
75,000	8.000		05/01/12	81,702
100,000	8.600		05/01/14	113,264

				194,966

Distributors(a)(b) — 0.2%
Ras Laffan Liquefied Natural Gas Co. Ltd. III
250,000	6.750		09/30/19	270,481
Southern Star Central Gas Pipeline, Inc.
300,000	6.000		06/01/16	297,113

				567,594

Electric(b) — 1.0%
AEP Texas Central Co.
115,000	6.650		02/15/33	119,269
Arizona Public Service Co.
150,000	6.250		08/01/16	157,559
375,000	8.750		03/01/19	431,548
Commonwealth Edison Co.
150,000	5.875		02/01/33	148,758
Enel Finance International SA(a)
525,000	5.125		10/07/19	528,242
FirstEnergy Corp.
300,000	7.375		11/15/31	329,059
Nevada Power Co.
225,000	7.125		03/15/19	252,111
NiSource Finance Corp.
125,000	10.750		03/15/16	154,631
Progress Energy, Inc.
100,000	5.625		01/15/16	105,662
150,000	7.050		03/15/19	168,424
Puget Sound Energy, Inc.(c)
250,000	6.974		06/01/67	220,160
Scottish Power PLC
125,000	4.910		03/15/10	126,036

				2,741,459

Energy — 0.8%
Canadian Natural Resources Ltd.(b)
175,000	5.700		05/15/17	186,775
75,000	6.500		02/15/37	79,908
Dolphin Energy Ltd.(a)(b)
237,600	5.888		06/15/19	240,570

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — (continued)
Energy — (continued)
Halliburton Co.(a)
$25,000	7.600%	08/15/96	$27,251
Nexen, Inc.(b)
350,000	6.400	05/15/37	348,384
Petro-Canada(b)
550,000	6.050	05/15/18	591,235
Petroleos Mexicanos(b)
370,000	8.000	05/03/19	426,906
XTO Energy, Inc.(b)
225,000	6.500	12/15/18	257,108

			2,158,137

Food & Beverage(a)(b) — 0.6%
Anheuser-Busch InBev Worldwide, Inc.
175,000	7.200	01/15/14	198,478
625,000	4.125	01/15/15	634,594
700,000	7.750	01/15/19	819,557

			1,652,629

Health Care — Medical Products — 0.5%
Agilent Technologies, Inc.(b)
525,000	5.500	09/14/15	551,487
Boston Scientific Corp.(b)
300,000	4.500	01/15/15	301,533
150,000	6.000	01/15/20	153,578
125,000	7.000	11/15/35	123,687
CareFusion Corp.(a)
325,000	6.375	08/01/19	351,375

			1,481,660

Health Care — Services(a)(b) — 0.1%
HCA, Inc.
250,000	7.875	02/15/20	260,625

Life Insurance(a)(b) — 0.1%
Americo Life, Inc.
50,000	7.875	05/01/13	43,669
Phoenix Life Insurance Co.
100,000	7.150	12/15/34	48,000
Symetra Financial Corp.
100,000	6.125	04/01/16	89,593

			181,262

Media — Cable — 0.5%
Comcast Cable Communications Holdings, Inc.
175,000	9.455	11/15/22	225,076
Comcast Holdings Corp.
200,000	10.625	07/15/12	235,984
Cox Communications, Inc.(a)(b)
150,000	5.875	12/01/16	159,074
300,000	6.250	06/01/18	317,379
CSC Holdings, Inc. Series B
250,000	7.625	04/01/11	258,125
DISH DBS Corp.(b)
125,000	7.125	02/01/16	127,656

			1,323,294

Media — Non Cable(b) — 0.2%
DIRECTV Holdings LLC(a)
250,000	5.875	10/01/19	252,592

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Obligations — (continued)
Media — Non Cable(b) — (continued)
Thomson Reuters Corp.
$275,000		6.500%	07/15/18	$308,617

				561,209

Metals & Mining(b) — 0.4%
Anglo American Capital PLC(a)
100,000		9.375	04/08/14	119,994
600,000		9.375	04/08/19	762,126
ArcelorMittal
325,000		6.125	06/01/18	335,346

				1,217,466

Noncaptive — Financial — 0.6%
Pemex Project Funding Master Trust
10,000		9.125	10/13/10	10,532
SLM Corp.
300,000		5.450	04/25/11	299,873
The Bear Stearns Cos. LLC
150,000		6.400	10/02/17	163,930
825,000		7.250	02/01/18	950,355
VIP Finance Ireland Ltd. for OJSC Vimpel Communications
100,000		9.125	04/30/18	107,000

				1,531,690

Packaging(c) — 0.1%
Impress Holdings BV
EUR	125,000	3.867	09/15/13	169,786

Paper(b) — 0.1%
International Paper Co.
$175,000		7.950	06/15/18	201,847

Pipelines — 1.5%
Boardwalk Pipelines LP(b)
175,000		5.875	11/15/16	179,065
Buckeye Partners LP(b)
475,000		5.500	08/15/19	473,497
DCP Midstream LLC(a)(b)
325,000		9.750	03/15/19	399,898
El Paso Corp.(b)
500		7.750	01/15/32	473
Energy Transfer Partners LP(b)
675,000		5.950	02/01/15	717,832
Enterprise Products Operating LLC(b)
275,000		6.650	04/15/18	299,910
100,000		7.034 (c)	01/15/68	91,685
Gulf South Pipeline Co. LP(a)(b)
175,000		6.300	08/15/17	182,190
Magellan Midstream Partners LP(b)
425,000		6.550	07/15/19	461,343
ONEOK Partners LP(b)
125,000		6.650	10/01/36	125,961
Southern Natural Gas Co.(a)(b)
50,000		5.900	04/01/17	50,928
Tennessee Gas Pipeline Co.
325,000		7.625	04/01/37	360,814
The Williams Cos., Inc.(b)
533,000		7.875	09/01/21	616,690

				3,960,286

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Obligations — (continued)
Property/Casualty Insurance — 0.6%
CNA Financial Corp.
	$150,000	7.250%	11/15/23	$138,621
Endurance Specialty Holdings Ltd.(b)
	75,000	6.150	10/15/15	79,204
	150,000	7.000	07/15/34	135,830
QBE Insurance Group Ltd.(a)
	122,000	9.750	03/14/14	138,017
Swiss Re Capital I LP(a)(b)(c)
	100,000	6.854	05/29/49	80,830
The Chubb Corp.(b)
	75,000	6.500	05/15/38	82,591
	125,000	6.375 (c)	03/29/67	116,250
Transatlantic Holdings, Inc.(b)
	275,000	8.000	11/30/39	278,493
ZFS Finance USA Trust I(a)(b)(c)
	500,000	6.150	12/15/65	451,250

				1,501,086

Real Estate Investment Trust(b) — 0.5%
ProLogis(d)
	325,000	1.875	11/15/37	287,789
Simon Property Group LP
	625,000	10.350	04/01/19	785,042
WEA Finance LLC/WT Finance Australia Property Ltd.(a)
	150,000	7.500	06/02/14	168,794
Westfield Capital Corp.(a)
	150,000	5.125	11/15/14	154,749

				1,396,374

Retailers(b) — 0.2%
CVS Caremark Corp.
	525,000	5.750	06/01/17	552,714

Technology(b) — 0.1%
Fiserv, Inc.
	225,000	6.125	11/20/12	245,018

Tobacco — 0.5%
Altria Group, Inc.
	575,000	9.700	11/10/18	708,658
BAT International Finance PLC(a)(b)
	450,000	9.500	11/15/18	571,450

				1,280,108

Wireless Telecommunications(b) — 0.3%
AT&T, Inc.
	450,000	6.400	05/15/38	462,451
Hellas Telecommunications Luxembourg V(c)
EUR	125,000	4.742	10/15/12	149,627
Sprint Capital Corp.
	$125,000	8.375	03/15/12	129,219

				741,297

Wirelines Telecommunications(b) — 0.6%
Cellco Partnership/Verizon Wireless Capital LLC
	150,000	8.500	11/15/18	186,057
Nordic Telephone Co. Holdings
EUR	125,000	8.250	05/01/16	190,842

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — (continued)
Wirelines Telecommunications(b) — (continued)
Qwest Capital Funding, Inc.
$250,000	7.250%	02/15/11	$253,750
Telecom Italia Capital SA
175,000	6.200	07/18/11	185,606
325,000	7.200	07/18/36	353,533
Verizon Communications, Inc.
200,000	6.400	02/15/38	211,141
150,000	8.950	03/01/39	202,958

			1,583,887

TOTAL CORPORATE OBLIGATIONS			$40,445,518

Mortgage-Backed Obligations — 41.9%
Adjustable Rate Non-Agency(c) — 4.4%
Adjustable Rate Mortgage Trust Series 2004-5, Class 2A1
$125,041	3.394%	04/25/35	$104,863
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-1, Class 21A1
109,791	3.634	04/25/34	97,499
Countrywide Alternative Loan Trust Series 2005-38, Class A3
309,507	0.581	09/25/35	181,559
Countrywide Home Loan Trust Series 2004-HYB5, Class 2A1
251,483	3.603	04/20/35	225,818
Countrywide Home Loan Trust Series 2004-HYB6, Class A2
149,451	3.611	11/20/34	120,284
Downey Savings & Loan Association Mortgage Loan Trust Series 2006-AR1, Class 2A1A
2,576,563	1.484	04/19/47	1,379,183
First Horizon Mortgage Pass-Through Trust Series 2004-AR6, Class 2A1
57,085	3.007	12/25/34	51,686
GMAC Mortgage Corp. Loan Trust Series 2004-AR1, Class 12A
207,649	4.585	06/25/34	185,173
Harborview Mortgage Loan Trust Series 2006-10, Class 2A1A
628,964	0.413	11/19/36	324,753
Harborview Mortgage Loan Trust Series 2006-12, Class 2A2A
1,368,423	0.423	01/19/38	741,806
Indymac Index Mortgage Loan Trust Series 2005-AR13, Class 4A1
408,976	5.145	08/25/35	293,688
JPMorgan Mortgage Trust Series 2005-A4, Class 2A1
489,218	5.059	07/25/35	387,160
Lehman XS Trust Series 2006-2N, Class 1A1
1,366,165	0.491	02/25/46	707,976
Lehman XS Trust Series 2007-16N, Class 2A2
1,313,828	1.081	09/25/47	705,947
Lehman XS Trust Series 2007-4N, Class 1A1
1,554,258	0.361	03/25/47	972,427
Master Adjustable Rate Mortgages Trust Series 2004-9, Class 2A1
399	0.611	11/25/34	388
Master Adjustable Rate Mortgages Trust Series 2006-A2, Class 4A1B
698,578	1.744	12/25/46	224,439
Morgan Stanley Mortgage Loan Trust Series 2004-8AR, Class 4A1
551,798	3.386	10/25/34	427,528
Residential Accredit Loans, Inc. Series 2007-QH9, Class A1
906,772	6.506	11/25/37	388,330
Residential Funding Mortgage Securities I Series 2005-SA4, Class 2A2
612,149	5.190	09/25/35	485,588

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate Non-Agency(c) — (continued)
Structured Adjustable Rate Mortgage Loan Trust Series 2004-05, Class 3A1
$200,747	2.963%	05/25/34	$169,464
Structured Adjustable Rate Mortgage Loan Trust Series 2004-12, Class 3A2
78,351	3.249	09/25/34	67,269
Structured Adjustable Rate Mortgage Loan Trust Series 2004-16, Class 3A1
368,501	3.049	11/25/34	317,383
Structured Adjustable Rate Mortgage Loan Trust Series 2005-22, Class 1A4
3,000,000	5.250	12/25/35	1,063,227
Structured Adjustable Rate Mortgage Loan Trust Series 2006-1, Class 5A2
1,000,000	5.250	02/25/36	502,147
Washington Mutual Asset-Backed Certificates Series 2007-HE1, Class 2A3
3,000,000	0.381	01/25/37	932,652
Washington Mutual Mortgage Pass-Through Certificates Series 2004-AR3, Class A2
223,778	3.136	06/25/34	204,478
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR02, Class 1A1
602,526	5.282	03/25/37	466,573

			11,729,288

Collateralized Mortgage Obligations — 4.3%
Planned Amortization Class — 0.2%
FNMA REMIC Series 2005-70, Class PA
$425,622	5.500%	08/25/35	$452,865

Regular Floater(c) — 1.3%
FHLMC REMIC Series 3038, Class XA(e)
45,345	0.000	09/15/35	36,940
FHLMC REMIC Series 3167, Class X(e)
9,014	0.000	06/15/36	7,566
FHLMC REMIC Series 3266, Class F
2,522,878	0.533	01/15/37	2,491,183
FNMA REMIC Series 2007-2, Class FM
908,494	0.481	02/25/37	896,664

			3,432,353

Sequential Fixed Rate — 2.8%
Banc of America Funding Corp. Series 2007-E, Class 4A1
1,418,661	5.718	07/20/47	899,338
Bear Stearns Alt-A Trust Series 2006-6, Class 1A1
2,049,856	0.391	11/25/36	899,693
Countrywide Alternative Loan Trust Series 2005-1CB, Class 2A1
601,658	6.000	03/25/35	436,602
Countrywide Alternative Loan Trust Series 2006-0C8, Class 2A3
7,000,000	0.481	11/25/36	884,006
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2006-AR3, Class A6
7,000,000	0.511	08/25/36	1,076,924
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2007-BAR1, Class A3
4,000,000	0.391	03/25/37	1,175,437

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Sequential Fixed Rate — (continued)
FHLMC REMIC Series 3200, Class AD
$472,817	5.500%	05/15/29	$487,562
First Horizon Alternative Mortgage Securities Series 2006-FA8, Class 1A7
966,181	6.000	02/25/37	759,020
Residential Funding Mortgage Securities I Series 2007-SA2, Class 2A1
1,363,536	5.651	04/25/37	859,767

			7,478,349

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$11,363,567

Commercial Mortgage-Backed Securities — 3.8%
Sequential Fixed Rate — 3.8%
Banc of America Commercial Mortgage, Inc. Series 2002-2, Class A3
$530,000	5.118%	07/11/43	$548,256
Banc of America Commercial Mortgage, Inc. Series 2005-6, Class A4
1,000,000	5.178	09/10/47	983,814
Banc of America Commercial Mortgage, Inc. Series 2006-2, Class A4
2,000,000	5.738	05/10/45	1,965,454
Credit Suisse Mortgage Capital Certificates Trust Series 2006-C4, Class A3
1,010,000	5.467	09/15/39	858,215
GMAC Commercial Mortgage Securities, Inc. Series 2000-C3, Class A2
707,463	6.957	09/15/35	725,060
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP3, Class A4A
1,000,000	4.936	08/15/42	947,180
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2007-CB18, Class A4
700,000	5.440	06/12/47	607,676
LB-UBS Commercial Mortgage Trust Series 2006-C1, Class A4
1,207,000	5.156	02/15/31	1,163,118
Morgan Stanley Capital I Series 2006-HQ9, Class A4
1,100,000	5.731	07/12/44	1,077,544
Wachovia Bank Commercial Mortgage Trust Series 2006-C25, Class A5
1,300,000	5.740	05/15/43	1,279,615

			10,155,932

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$10,155,932

Federal Agencies — 29.4%
Adjustable Rate FHLMC(c) — 0.3%
$535,706	4.825%	09/01/35	$561,073
256,754	5.748	04/01/37	269,724

			830,797

FHLMC — 6.7%
239,140	5.000	05/01/18	252,419
244,975	5.500	05/01/33	257,796
3,326	5.500	03/01/37	3,521
18,429	5.500	04/01/37	19,469
1,549	5.500	06/01/37	1,640
305,698	6.500	08/01/37	330,417

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FHLMC — (continued)
$19,668	6.000%	09/01/37	$21,135
672,568	6.500	10/01/37	728,317
23,350	5.500	12/01/37	24,659
44,618	5.500	02/01/38	47,121
21,543	6.000	02/01/38	23,156
51,600	5.500	04/01/38	54,494
30,046	5.500	05/01/38	31,732
823,921	6.000	05/01/38	878,666
163,554	5.500	06/01/38	172,963
48,608	5.500	07/01/38	50,972
192,924	6.000	07/01/38	207,048
3,030,269	6.000	08/01/38	3,231,616
746,955	6.500	09/01/38	799,449
13,231	5.500	10/01/38	13,973
22,045	6.000	10/01/38	23,688
64,644	5.500	11/01/38	67,789
660,926	5.000	04/01/39	680,470
2,592	5.500	04/01/39	2,746
131,357	5.000	05/01/39	135,242
676,104	5.000	06/01/39	695,733
502,152	5.000	07/01/39	516,494
147,457	5.000	08/01/39	151,713
988,003	4.500	09/01/39	988,312
990,791	5.000	09/01/39	1,017,612
2,984,320	5.000	10/01/39	3,069,451
396,188	5.000	11/01/39	406,913
3,000,000	4.500	TBA-30yr(f)	2,992,500

			17,899,226

FNMA — 16.0%
185,099	4.500	10/01/18	193,196
41,857	4.500	11/01/18	43,688
70,398	4.500	12/01/18	73,478
16,803	6.000	12/01/18	18,126
42,927	4.500	01/01/19	44,742
173,543	6.000	02/01/19	185,821
156,386	4.500	05/01/19	162,942
249,416	5.000	05/01/19	263,204
346,408	4.000	06/01/19	354,221
322,060	5.000	08/01/19	339,682
246,564	6.000	08/01/19	264,009
297,713	6.000	09/01/19	319,056
571,561	5.500	06/01/20	611,285
3,588,470	5.000	08/01/20	3,781,329
371,368	6.000	12/01/20	397,992
308,740	5.000	01/01/21	324,303
461,994	6.000	04/01/21	496,640
157,669	6.000	06/01/21	168,677
130,621	5.500	07/01/21	138,596
85,533	6.000	07/01/21	91,686
76,419	4.500	11/01/22	78,792
326,177	5.000	07/01/23	341,550
454,488	5.000	08/01/23	477,017
227,329	5.500	09/01/23	241,539
84,473	5.500	10/01/23	89,858
717,096	4.500	12/01/23	739,139
78	6.000	03/01/32	83
493,838	6.000	12/01/32	528,261
7,552	6.000	05/01/33	8,063
32,235	5.000	08/01/33	33,228
4,027	5.500	09/01/33	4,246
3,297	6.000	12/01/33	3,521
5,153	5.500	02/01/34	5,433
79,745	6.000	02/01/34	85,180

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$820	5.500%	04/01/34	$866
54,823	5.500	12/01/34	57,812
14,998	6.000	02/01/35	15,995
4,593	6.000	04/01/35	4,898
29,614	6.000	07/01/35	31,559
6,851	5.500	09/01/35	7,227
247,945	5.000	11/01/35	255,017
80,016	6.000	11/01/35	85,170
85,654	6.000	01/01/36	91,279
7,488	6.000	02/01/36	7,971
174,086	4.500	03/01/36	174,570
287,385	5.000	03/01/36	295,582
46,182	6.000	03/01/36	49,305
47,109	6.000	04/01/36	50,306
2,542	6.000	05/01/36	2,704
5,469	6.000	06/01/36	5,818
34,939	6.000	08/01/36	37,283
107,278	6.000	10/01/36	114,473
48,960	6.000	11/01/36	52,244
2,642	5.500	12/01/36	2,781
899	5.500	02/01/37	946
4,563	5.500	03/01/37	4,799
12,244	5.500	04/01/37	12,878
2,040	5.500	05/01/37	2,146
1,709	5.500	05/01/37	1,797
27,956	6.000	06/01/37	29,940
6,593	5.500	07/01/37	6,934
323,296	5.500	11/01/37	338,728
53,615	6.000	12/01/37	57,571
473,200	5.500	02/01/38	495,873
176,161	6.000	02/01/38	188,215
19,916	5.500	03/01/38	20,873
53,810	6.000	03/01/38	57,629
80,734	5.000	05/01/38	82,955
7,508	5.500	05/01/38	7,889
25,977	6.000	05/01/38	27,893
3,185	5.500	06/01/38	3,350
23,090	6.000	06/01/38	24,794
8,542	5.500	07/01/38	8,985
52,013	6.000	07/01/38	55,851
2,667	5.500	08/01/38	2,805
21,259	6.000	08/01/38	22,828
9,386	5.500	09/01/38	9,874
42,910	6.000	09/01/38	45,714
915	5.500	10/01/38	963
255,998	6.000	11/01/38	272,728
850	5.500	12/01/38	894
300,752	5.000	02/01/39	309,541
3,798	5.500	02/01/39	3,995
1,057,752	6.000	02/01/39	1,127,209
373,054	5.000	03/01/39	383,910
29,221	5.000	04/01/39	30,072
202,223	5.000	05/01/39	208,145
73,822	4.500	06/01/39	73,891
101,486	5.000	06/01/39	104,475
91,151	4.500	07/01/39	91,236
237,219	5.000	07/01/39	244,260
131,578	4.500	08/01/39	131,654
60,294	5.000	08/01/39	62,048
198,275	4.500	09/01/39	198,461
453,346	5.000	09/01/39	466,766
695,463	4.500	10/01/39	695,835
2,653,554	5.000	10/01/39	2,729,927
199,101	5.000	11/01/39	204,646
5,000,000	4.000	TBA-15yr(f)	5,028,905

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)

Principal	Interest		Maturity
Amount	Rate		Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$6,000,000	4.500%		TBA-30yr(f)	$5,988,750
10,000,000	5.500		TBA-30yr(f)	10,467,190

				42,588,211

GNMA — 6.4%
16,022	5.500		05/15/36	16,826
53,073	5.000		04/15/39	54,820
129,983	5.000		05/15/39	134,208
601,848	5.000		06/15/39	621,661
2,976,531	5.000		08/15/39	3,076,059
1,592,003	5.000		09/15/39	1,644,302
396,614	4.500		09/15/39	397,853
1,395,252	5.000		10/15/39	1,440,972
99,713	4.500		10/15/39	100,025
6,000,000	6.000		TBA-30yr(f)	6,339,372
3,000,000	5.500		TBA-30yr(f)	3,142,500

				16,968,598

TOTAL FEDERAL AGENCIES				$78,286,832

TOTAL MORTGAGE-BACKED OBLIGATIONS				$111,535,619

Agency Debentures — 3.5%
FHLB
$2,400,000	4.625	%(g)	09/11/20	$2,422,464
300,000	5.000		09/28/29	284,751
FHLMC
4,300,000	4.500		04/02/14	4,623,743
FNMA(h)
50,000	0.000		10/09/19	27,150
Private Export Funding Corp.
1,500,000	3.050		10/15/14	1,503,097
Tennessee Valley Authority Series B
400,000	4.375		06/15/15	419,767

TOTAL AGENCY DEBENTURES				$9,280,972

Asset-Backed Securities — 0.2%
Home Equity — 0.2%
Bear Stearns Asset Backed Securities Trust Series 2001-3, Class A2(c)
$16,590	0.631%		10/27/32	$12,146
Bear Stearns Asset Backed Securities Trust Series 2002-2, Class A1(c)
10,533	0.891		10/25/32	8,689
Bear Stearns Asset Backed Securities Trust Series 2003-2, Class A2(c)
1,277	0.681		03/25/43	1,168
CIT Mortgage Loan Trust Series 2007-1, Class 2A1(a)(c)
208,066	1.231		10/25/37	182,859
CIT Mortgage Loan Trust Series 2007-1, Class 2A2(a)(c)
150,000	2.645		10/25/37	64,358
CIT Mortgage Loan Trust Series 2007-1, Class 2A3(a)(c)
250,000	1.921		10/25/37	110,067
CS First Boston Mortgage Securities Corp. Series 2001-HE17, Class A1(c)
1,879	0.851		01/25/32	1,331

Principal	Interest	Maturity
Amount	Rate	Date	Value
Asset-Backed Securities — (continued)
Home Equity — (continued)
First Alliance Mortgage Loan Trust Series 1999-4, Class A2(c)
$2,925	0.993%	03/20/31	$2,081
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1
58,051	7.000	09/25/37	33,545
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1
100,102	7.000	09/25/37	40,940
Home Equity Asset Trust Series 2002-1, Class A4(c)
257	0.831	11/25/32	128
Renaissance Home Equity Loan Trust Series 2003-2, Class A(c)
3,066	0.671	08/25/33	2,329
Renaissance Home Equity Loan Trust Series 2003-3, Class A(c)
8,790	0.731	12/25/33	7,376
Salomon Brothers Mortgage Securities VII Series 2002-CIT1, Class A(c)
576	0.831	03/25/32	349
Wells Fargo Home Equity Trust Series 2005-3, Class AI1A(a)(c)
89,166	0.501	11/25/35	87,509

TOTAL ASSET-BACKED SECURITIES			$554,875

Sovereign Debt Obligations — 1.1%
Ontario Province of Canada
$500,000	4.100%	06/16/14	$521,808
Republic of Argentina
380,000	7.000	10/03/15	318,598
Republic of Peru
230,000	7.125	03/30/19	264,500
State of Qatar
500,000	5.150	04/09/14	525,000
630,000	5.250 (a)	01/20/20	633,150
Swedish Export Credit
400,000	3.250	09/16/14	401,086
United Mexican States
300,000	6.050	01/11/40	288,390

TOTAL SOVEREIGN DEBT OBLIGATIONS			$2,952,532

Municipal Debt Obligations — 0.3%
California — 0.3%
California State GO Bonds Build America Taxable Series 2009
$375,000	7.500%	04/01/34	$364,353
500,000	7.550	04/01/39	485,035

			849,388

Ohio — 0.0%
Buckeye Tobacco Settlement Financial Authority RB Asset-Backed Senior Turbo Series 2007 A-2
25,000	5.875	06/01/47	18,795

TOTAL MUNICIPAL DEBT OBLIGATIONS			$868,183

Government Guarantee Obligations — 15.2%
Achmea Hypotheekbank NV(a)(i)
$1,800,000	3.200%	11/03/14	$1,793,334

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Government Guarantee Obligations — (continued)
ANZ National (International) Ltd.(a)(i)
$1,700,000	3.250%	04/02/12	$1,752,791
Bank of America Corp.(j)
800,000	2.100	04/30/12	808,650
Citigroup Funding, Inc.(j)
6,300,000	1.875	10/22/12	6,288,468
900,000	1.875	11/15/12	897,680
Citigroup, Inc.(j)
2,200,000	2.125	04/30/12	2,223,558
General Electric Capital Corp.(j)
2,400,000	2.000	09/28/12	2,406,906
1,000,000	2.125	12/21/12	1,000,927
1,800,000	2.625	12/28/12	1,832,803
GMAC, Inc.(j)
2,700,000	1.750	10/30/12	2,682,423
Israel Government AID Bond(j)
50,000	5.500	04/26/24	52,970
40,000	5.500	09/18/33	41,050
Kreditanstalt fuer Wiederaufbau MTN(i)
1,500,000	4.750	05/15/12	1,607,202
2,100,000	2.500	05/28/13	2,115,112
Landwirtschaftliche Rentenbank(i)
2,600,000	4.875	01/10/14	2,814,929
LeasePlan Corp. NV(a)(i)
600,000	3.000	05/07/12	615,873
Macquarie Bank Ltd.(a)(i)
1,900,000	3.300	07/17/14	1,908,573
Royal Bank of Scotland Group PLC(a)(i)
2,200,000	1.500	03/30/12	2,160,874
1,200,000	2.625	05/11/12	1,222,587
Societe Financement de l’Economie Francaise(a)(i)
900,000	3.375	05/05/14	913,074
2,300,000	2.875	09/22/14	2,281,008
United States Central Federal Credit Union(j)
800,000	1.250	10/19/11	799,217
600,000	1.900	10/19/12	599,651
Westpac Banking Corp.(a)(i)
1,600,000	1.900	12/14/12	1,587,080

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS			$40,406,740

U.S. Treasury Obligations — 10.8%
United States Treasury Bonds
$800,000	4.750%	02/15/37	$817,500
1,200,000	4.375	11/15/39	1,148,626
United States Treasury Inflation Protected Securities
6,424,750	4.250	01/15/10	6,432,280
2,168,204	0.875	04/15/10	2,175,487
653,538	2.000	01/15/16	690,147
1,712,784	2.500	07/15/16	1,865,194
229,380	2.375	01/15/25	242,032
United States Treasury Notes
2,000,000	2.250	10/31/14	1,978,420
4,500,000	3.250	06/30/16	4,513,009
1,100,000	3.125	10/31/16	1,086,164
United States Treasury Principal-Only STRIPS(h)
2,100,000	0.000	08/15/20	1,336,041
5,500,000	0.000	05/15/21	3,341,255
5,400,000	0.000	11/15/26	2,389,160
2,000,000	0.000	02/15/31	725,038

TOTAL U.S. TREASURY OBLIGATIONS			$28,740,353

Shares	Rate	Value
Preferred Stock(c) — 0.1%
JPMorgan Chase & Co.
350,000	7.900%	$361,011

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT		$235,145,803

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(k) — 22.7%
Repurchase Agreement — 22.7%
Joint Repurchase Agreement Account II
$60,600,000	0.007%	01/04/10	$60,600,000
Maturity Value: $60,600,047

TOTAL INVESTMENTS — 111.0%			$295,745,803

LIABILITIES IN EXCESS OF OTHER ASSETS — (11.0)%			(29,374,139)

NET ASSETS — 100.0%			$266,371,664

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $24,352,688, which represents approximately 9.1% of net assets as of December 31, 2009.
(b) Securities with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.
(c) Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2009.
(d) Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.
(e) Issued with zero coupon and interest rate is contingent upon LIBOR reaching a predetermined level.
(f) TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $33,959,217 which represents approximately 12.7% of net assets as of December 31, 2009.
(g) A portion of this security is segregated as collateral for initial margin requirement on futures transactions.
(h) Issued with a zero coupon. Income is recognized through the accretion of discount.

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)

(i) Guaranteed by a foreign government. Total market value of these securities amounts to $20,772,437, which represents approximately 7.8% of net assets as of December 31, 2009.
(j) Guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012. Total market value of these securities amounts to $19,634,303, which represents approximately 7.4% of net assets as of December 31, 2009.
(k) Joint repurchase agreement was entered into on December 31, 2009. Additional information appears in the Notes to the Schedule of Investments section.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
EURO	— Euro Offered Rate
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
KWCDC	— South Korean Won Certificate of Deposit
LIBOR	— London Interbank Offered Rate
MTN	— Medium-Term Note
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2009, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies:
Open Forward Foreign Currency Exchange Contracts with Unrealized Gain

	Contract	Expiration	Value on	Current	Unrealized
Currency	Type	Date	Settlement Date	Value	Gain

JPY	Sale	03/17/10	$599,000	$582,735	$16,265
CAD	Purchase	03/17/10	1,083,169	1,088,507	5,338
EUR	Sale	03/17/10	663,826	649,318	14,508
	Sale	01/13/10	782,759	748,729	34,030
	Sale	03/17/10	881,639	859,047	22,592
NZD	Purchase	03/17/10	1,105,389	1,106,021	632
EUR	Sale	03/17/10	664,523	652,186	12,337
	Sale	03/17/10	1,657,462	1,645,514	11,948
JPY	Sale	03/17/10	499,000	472,813	26,187

TOTAL					$143,837

Open Forward Foreign Currency Exchange Contracts with Unrealized Loss

	Contract	Expiration	Value on	Current	Unrealized
Currency	Type	Date	Settlement Date	Value	Loss

JPY	Purchase	03/17/10	$464,000	$445,890	$(18,110)
NOK	Purchase	03/17/10	634,754	629,976	(4,778)
EUR	Purchase	01/13/10	414,832	397,166	(17,666)
	Purchase	03/17/10	652,093	637,373	(14,720)
	Sale	03/17/10	1,327,722	1,330,172	(2,450)
	Purchase	03/17/10	497,117	488,781	(8,336)
JPY	Purchase	03/17/10	462,000	445,885	(16,115)
AUD	Purchase	03/17/10	210,373	209,984	(389)
NOK	Purchase	03/17/10	184,077	183,610	(467)
EUR	Sale	03/17/10	264,343	265,174	(831)
GBP	Sale	03/17/10	266,348	269,608	(3,260)
AUD	Purchase	03/17/10	1,021,499	1,001,613	(19,886)

TOTAL					$(107,008)

Open Forward Foreign Currency Exchange Cross Contracts with Unrealized Gain (Purchase/Sale)

	Expiration	Purchase	Sale	Unrealized
Currency	Date	Current Value	Current Value	Gain

NZD/EUR	03/17/10	$200,207	$196,372	$3,835
CAD/JPY	03/17/10	332,739	322,390	10,349
CAD/EUR	03/17/10	500,298	484,481	15,817
AUD/EUR	03/17/10	131,031	130,437	594
CHF/JPY	03/17/10	232,122	221,194	10,928
NZD/EUR	03/17/10	333,432	325,376	8,056
CAD/EUR	03/17/10	201,839	196,372	5,467
SEK/EUR	03/17/10	333,914	328,243	5,671
CAD/EUR	03/17/10	334,807	325,376	9,431
EUR/JPY	03/17/10	65,925	64,199	1,726

TOTAL				$71,874

Open Forward Foreign Currency Exchange Cross Contracts with Unrealized Loss (Purchase/Sale)

	Expiration	Purchase	Sale	Unrealized
Currency	Date	Current Value	Current Value	Loss

EUR/CAD	03/17/10	$656,486	$673,861	$(17,375)
EUR/NZD	03/17/10	259,441	265,198	(5,757)
EUR/CAD	03/17/10	483,047	503,103	(20,056)
EUR/GBP	03/17/10	750,762	766,984	(16,222)
EUR/NZD	03/17/10	328,242	336,984	(8,742)
EUR/AUD	03/17/10	328,243	333,405	(5,162)
EUR/CHF	03/17/10	329,676	333,229	(3,553)
EUR/NZD	03/17/10	226,473	232,922	(6,449)

TOTAL				$(83,316)

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (CONTINUED)
FORWARD SALES CONTRACTS — At December 31, 2009, the Fund had the following forward sales contracts:

	Interest	Maturity	Settlement	Principal
Description	Rate	Date(f)	Date	Amount	Value

FHLMC	5.000%	TBA - 30yr	01/13/2010	$3,000,000	$3,075,936
FNMA	5.000	TBA - 30yr	01/13/2010	3,000,000	3,078,282
FNMA	6.000	TBA - 30yr	01/13/2010	2,000,000	2,118,124

TOTAL					$8,272,342

FUTURES CONTRACTS — At December 31, 2009, the following futures contracts were open:

	Number of
	Contracts	Expiration		Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Eurodollars	30	January 2010	$7,480,313	$2,746
Eurodollars	(13)	March 2010	(3,238,463)	(96,093)
Eurodollars	(3)	September 2010	(741,750)	(2,434)
U.K. Life Long Gilt	(34)	March 2010	(6,285,232)	108,672
5 Year Euro-Bobl	(2)	March 2010	(331,609)	510
10 Year Euro-Bund	31	March 2010	5,385,689	(77,658)
2 Year U.S. Treasury Notes	151	March 2010	32,656,110	(193,069)
5 Year U.S. Treasury Notes	(14)	March 2010	(1,601,359)	18,180
10 Year U.S. Treasury Notes	311	March 2010	35,905,922	(1,050,937)
30 Year U.S. Treasury Bonds	16	March 2010	1,846,000	(6,029)

TOTAL				$(1,296,112)

SWAP CONTRACTS — At December 31, 2009, the Fund had outstanding swap contracts with the following terms:
INTEREST RATE SWAP CONTRACTS

					Rates Exchanged			Upfront
	Notional				Payments	Payments		Payments
	Amount			Termination	received by	made by	Market	made (received)	Unrealized
Swap Counterparty	(000s)			Date	the Fund	the Fund	Value	by the Fund	Gain (Loss)

Citibank NA		$11,600	(a)	06/16/17	3 month LIBOR	3.250%	$431,678	$140,549	$291,129
Credit Suisse First Boston Corp.		1,520	(a)	06/16/40	3 month LIBOR	4.250	97,067	(9,014)	106,081
Deutsche Bank Securities, Inc.	KRW	471,000		01/28/11	2.820%	3 month KWCDC	(3,644)	—	(3,644)
		260,000		06/12/11	3.870	3 month KWCDC	(85)	—	(85)
		1,200,000		06/26/11	3.693	3 month KWCDC	(3,959)	—	(3,959)
		496,931		07/06/11	3.620	3 month KWCDC	(1,379)	—	(1,379)
		830,250		07/07/11	3.626	3 month KWCDC	(2,286)	—	(2,286)
						Brazilian Interbank
	BRL	4,000		01/02/12	11.795	Deposit Average	180	—	180
						Brazilian Interbank
		5,500		01/02/12	11.735	Deposit Average	15	—	15
		$13,200	(a)	06/16/17	3 month LIBOR	3.250	491,220	151,418	339,802
		4,100	(a)	09/04/17	4.568	3 month LIBOR	(32,063)	—	(32,063)
		2,400	(a)	09/04/22	3 month LIBOR	4.710	60,118	—	60,118
	EUR	1,300	(a)	06/16/40	4.000	6 month EURO	(4,010)	44,512	(48,522)
JPMorgan Securities, Inc.	KRW	458,000		01/28/11	2.830	3 month KWCDC	(3,495)	—	(3,495)
		360,000		06/15/11	3.900	3 month KWCDC	(92)	—	(92)
		1,250,000		06/22/11	3.720	3 month KWCDC	(3,319)	—	(3,319)
		394,879		07/08/11	3.660	3 month KWCDC	(924)	—	(924)
						Brazilian Interbank
	BRL	5,200		01/02/12	11.760	Deposit Average	757	—	757

TOTAL							$1,025,779	$327,465	$698,314

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2009.

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (CONTINUED)
CREDIT DEFAULT SWAP CONTRACTS

					Credit		Upfront
		Notional	Rates (paid)		Spread at		Payments
	Referenced	Amount	received by	Termination	December 31, 2009	Market	made (received)	Unrealized
Swap Counterparty	Obligation	(000s)	Fund	Date	(basis points)(b)	Value	by the Fund	Gain (Loss)

Protection Purchased:

Banc of America Securities LLC	CDX North America
	Investment Grade Index	$2,700	(1.000)%	12/20/14	85	$(19,710)	$12,283	$(31,993)

Deutsche Bank Securities, Inc.	CDX North America
	Investment Grade Index	2,400	(1.000)	12/20/14	85	(17,520)	(4,388)	(13,132)
	CDX North America
	Investment Grade Index	1,800	(1.000)	12/20/14	85	(13,140)	—	(13,140)

Protection Sold:

Credit Suisse First Boston Corp.	ABX-HE-AAA 07-1
	Index	450	0.090	08/25/37	3034	(293,851)	(98,480)	(195,371)
	ABX-HE-AAA 07-1
	Index	450	0.090	08/25/37	3034	(293,851)	(98,482)	(195,369)
	ABX-HE-AAA 07-2
	Index	250	0.760	01/25/38	2895	(163,725)	(72,479)	(91,246)
	ABX-HE-AAA 07-2
	Index	350	0.760	01/25/38	2895	(229,222)	(71,729)	(157,493)

TOTAL						$(1,031,019)	$(333,275)	$(697,744)

(b) Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (CONTINUED)
TAX INFORMATION — At December 31, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$297,116,362

Gross unrealized gain	5,330,814
Gross unrealized loss	(6,701,373)

Net unrealized security loss	$(1,370,559)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments
December 31, 2009 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Foreign Sovereign Debt Obligations — 33.6%
Australian Dollar — 0.1%
Australia Government Bond
AUD	1,100,000	6.000%	02/15/17	$1,015,336

British Pound — 4.3%
United Kingdom Treasury
GBP	7,000,000	4.500	03/07/13	12,094,576
	630,000	2.250	03/07/14	999,484
	240,000	2.750	01/22/15	381,469
	870,000	4.500	03/07/19	1,451,035
	7,110,000	4.000	03/07/22	11,127,613
	1,150,000	4.750	12/07/30	1,926,208
	3,390,000	4.500	09/07/34	5,483,088
	3,300,000	4.500	12/07/42	5,424,241

				38,887,714

Canadian Dollar — 2.0%
Government of Canada
CAD	2,340,000	3.500	06/01/13	2,326,374
	1,760,000	4.500	06/01/15	1,818,428
	4,950,000	5.750	06/01/29	5,708,699
Ontario Province of Canada
	$4,125,000	4.100	06/16/14	4,304,912
Quebec Province of Canada
	3,350,000	5.125	11/14/16	3,606,406

				17,764,819

Danish Krone — 1.2%
Kingdom of Denmark
	7,175,000	1.875	03/16/12	7,187,722
DKK	16,000,000	4.000	11/15/15	3,233,847

				10,421,569

Euro — 12.3%
Federal Republic of Germany
EUR	6,500,000	4.250	07/04/14	10,036,964
	1,882,000	2.500	10/10/14	2,704,956
	603,000	3.750	01/04/19	893,597
	40,000	3.500	07/04/19	58,182
	1,550,000	5.625	01/04/28	2,634,873
	600,000	5.500	01/04/31	1,013,336
	50,000	4.000	01/04/37	69,808
	4,690,000	4.750	07/04/40	7,453,841
French Treasury Note
	400,000	4.500	07/12/13	618,569
	650,000	2.500	01/12/14	937,072
Government of Finland
	7,990,000	3.125	09/15/14	11,754,733
	390,000	4.375	07/04/19	594,240
Government of France
	5,500,000	3.750	04/25/21	7,886,654
	3,800,000	5.500	04/25/29	6,355,695
Hellenic Republic Government Bond
	2,610,000	5.500	08/20/14	3,791,889
	496,663	2.300	07/25/30	483,869
Kingdom of Belgium
	3,900,000	5.000	09/28/12	6,063,718
	5,110,000	3.500	03/28/15	7,561,905
Kingdom of The Netherlands
	9,800,000	4.250	07/15/13	15,085,309

Principal		Interest	Maturity
Amount		Rate	Date	Value
Foreign Sovereign Debt Obligations — (continued)
Euro — (continued)
Republic of Austria(a)
EUR	3,150,000	4.350%	03/15/19	$4,733,564
Republic of Italy
	3,480,000	4.500	02/01/18	5,310,030
	2,030,000	4.250	09/01/19	2,975,526
	7,120,000	6.000	05/01/31	11,864,881
Spain Government Bond
	1,040,000	4.600	07/30/19	1,565,043

				112,448,254

Japanese Yen — 12.1%
Government of Japan
JPY	3,000,000,000	1.500	06/20/12	33,245,966
	500,000,000	0.800	03/20/13	5,460,981
	800,000,000	1.100	09/20/13	8,833,465
	1,216,000,000	1.500	09/20/18	13,498,951
	400,000,000	1.900	06/20/25	4,335,822
	875,000,000	2.000	12/20/25	9,531,652
	430,000,000	2.100	12/20/26	4,716,537
	350,000,000	2.100	12/20/27	3,819,511
	285,000,000	2.500	09/20/34	3,220,615
	250,000,000	2.500	03/20/38	2,824,140
Government of Japan CPI Linked Bond
	85,170,000	0.800	12/10/15	879,729
	441,760,000	1.000	06/10/16	4,557,288
	1,512,000,000	1.200	03/10/17	15,703,630

				110,628,287

Polish Zloty — 0.3%
Government of Poland
PLN	8,000,000	4.750	04/25/12	2,775,138

Swedish Krona — 0.5%
Kingdom of Sweden
SEK	11,000,000	6.750	05/05/14	1,808,332
	20,000,000	4.500	08/12/15	3,042,860

				4,851,192

United States Dollar — 0.8%
Federal Republic of Brazil
	$1,250,000	5.625	01/07/41	1,171,875
Russian Federation
	2,697,800	7.500	03/31/30	3,041,770
State of Qatar
	1,569,000	5.150	04/09/14	1,647,450
United Mexican States
	1,270,000	6.050	01/11/40	1,220,851

				7,081,946

TOTAL FOREIGN SOVEREIGN DEBT OBLIGATIONS				$305,874,255

Corporate Obligations — 26.7%
Banks — 8.4%
Alliance & Leicester PLC(b)
	$2,600,000	0.334%	01/12/10	$2,599,319
American Express Credit Corp.
GBP	850,000	5.375	10/01/14	1,373,663

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Obligations — (continued)
Banks — (continued)
Australia & New Zealand Banking Group Ltd.
EUR	350,000	5.250%		05/20/13	$540,774
	1,050,000	5.125		09/10/19	1,566,402
Banco Popolare Scarl(b)
	1,850,000	6.156		06/21/49	1,564,720
Bank of America Corp.
	$950,000	7.375		05/15/14	1,077,252
EUR	500,000	7.000		06/15/16	803,232
	$1,000,000	6.500		08/01/16	1,075,322
	600,000	7.625		06/01/19	693,082
Bank of Scotland PLC(a)
	490,000	5.250		02/21/17	469,162
Citigroup, Inc.
	2,350,000	5.125		05/05/14	2,348,380
	1,050,000	6.010		01/15/15	1,072,153
Credit Suisse/London
EUR	2,200,000	6.125		05/16/14	3,504,801
HSBC Holdings PLC
	$3,900,000	6.800		06/01/38	4,232,557
ING Bank NV(b)
EUR	1,050,000	6.125		05/29/23	1,527,896
Intesa Sanpaolo SPA
	2,000,000	5.000		04/28/11	2,989,651
	2,350,000	6.625		05/08/18	3,446,252
Merrill Lynch & Co., Inc.
	1,200,000	6.750		05/21/13	1,863,739
Resona Bank Ltd.(b)
	650,000	4.125		09/27/49	807,930
Resona Bank Ltd. MTN(b)
	1,180,000	3.750		04/15/15	1,674,076
Resona Preferred Global Securities Ltd.(a)(b)
	$1,200,000	7.191		07/30/49	972,000
Royal Bank of Scotland Group PLC
	150,000	4.875	(a)	08/25/14	152,053
	900,000	0.454	(b)	08/29/17	636,588
EUR	2,350,000	6.934		04/09/18	3,122,815
Societe Generale(b)
	1,400,000	7.756		05/22/49	1,865,416
St. George Bank Ltd.
	850,000	6.500		06/24/13	1,353,942
Sumitomo Mitsui Banking Corp.(b)
	1,750,000	4.375		10/15/49	2,125,309
UBS AG London
GBP	3,450,000	6.625		04/11/18	6,003,026
EUR	1,600,000	3.875		12/02/19	2,254,018
UniCredit SPA
	3,600,000	5.750		09/26/17	5,428,098
Unione di Banche Italiane SCPA
	944,000	4.939		06/25/14	1,427,704
	710,000	3.625		09/23/16	1,014,931
	1,400,000	4.000		12/16/19	1,965,079
US Bank NA(b)
	2,450,000	4.375		02/28/17	3,392,933
UT2 Funding PLC
	1,350,000	5.321		06/30/16	1,228,911
Wachovia Bank NA
	1,750,000	6.000		05/23/13	2,702,525

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Obligations — (continued)
Banks — (continued)
Wells Fargo Capital XIII(b)
	$1,750,000	7.700%	03/26/49	$1,697,500
WM Covered Bond Program
EUR	700,000	4.375	05/19/14	1,018,022
	2,050,000	4.000	09/27/16	2,839,776

				76,431,009

Brokerage — 1.7%
Bear Stearns & Co., Inc.
	$2,410,000	5.850	07/19/10	2,475,742
	200,000	7.250	02/01/18	230,389
Merrill Lynch & Co., Inc.
	3,050,000	6.400	08/28/17	3,211,241
Morgan Stanley
EUR	6,850,000	5.500	10/02/17	9,973,097

				15,890,469

Communications — 3.5%
AT&T, Inc.
	$3,300,000	5.600	05/15/18	3,447,208
	2,050,000	6.300	01/15/38	2,082,255
Bell Atlantic New Jersey, Inc.
	65,000	8.000	06/01/22	71,787
Comcast Cable Communications Holdings, Inc.
	170,000	9.455	11/15/22	218,645
Comcast Corp.
	3,450,000	5.700	05/15/18	3,626,812
Cox Communications, Inc.
	1,850,000	4.625	01/15/10	1,851,895
Reed Elsevier Capital, Inc.
	2,250,000	7.750	01/15/14	2,561,681
Telecom Italia Finance SA
EUR	949,000	7.750	01/24/33	1,565,865
Telefonica Emisiones SAU
	2,250,000	5.580	06/12/13	3,493,262
	$1,950,000	7.045	06/20/36	2,236,395
Time Warner Cable, Inc.
	2,600,000	6.550	05/01/37	2,671,071
Verizon Wireless Capital LLC
EUR	2,850,000	8.750	12/18/15	5,177,112
WPP PLC
	2,100,000	4.375	12/05/13	3,038,730

				32,042,718

Consumer Noncyclical — 3.0%
Altria Group, Inc.
	$3,300,000	9.700	11/10/18	4,067,083
Anheuser-Busch InBev NV
EUR	1,200,000	8.625	01/30/17	2,158,961
BAT International Finance PLC
	278,000	5.875	03/12/15	436,773
	$1,858,000	9.500 (a)	11/15/18	2,359,452
Casino Guichard-Perrachon SA
EUR	2,200,000	6.375	04/04/13	3,447,399
	500,000	4.875	04/10/14	747,616

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Obligations — (continued)
Consumer Noncyclical — (continued)
Imperial Tobacco Finance PLC
	$1,650,000	7.250%	09/15/14	$2,690,371
	1,700,000	8.375	02/17/16	2,953,125
Pfizer, Inc.
	850,000	7.200	03/15/39	1,038,646
Philip Morris International, Inc.
EUR	2,000,000	5.750	03/24/16	3,202,047
Tesco PLC
	2,650,000	5.875	09/12/16	4,240,300

				27,341,773

Electric(a) — 0.4%
Enel Finance International SA
	$1,200,000	6.250	09/15/17	1,319,369
	2,600,000	5.125	10/07/19	2,616,057

				3,935,426

Energy — 0.9%
Canadian Natural Resources Ltd.
	1,100,000	6.750	02/01/39	1,215,866
Dolphin Energy Ltd.(a)
	1,395,900	5.888	06/15/19	1,413,349
Transocean, Inc.
	1,716,000	6.800	03/15/38	1,904,574
XTO Energy, Inc.
	3,050,000	5.500	06/15/18	3,264,250

				7,798,039

Financial Companies — 2.9%
American Express Centurion
	3,250,000	5.200	11/26/10	3,362,372
Capital One Financial Corp.
	4,540,000	5.700	09/15/11	4,785,294
GE Capital Euro Funding
EUR	1,100,000	5.250	05/18/15	1,667,534
International Lease Finance Corp.
	$1,000,000	4.950	02/01/11	930,000
Nationwide Building Society
EUR	2,550,000	4.625	09/13/12	3,802,652
	4,700,000	3.875	12/05/13	6,784,572
Pemex Project Funding Master Trust
	$1,450,000	5.750	03/01/18	1,450,000
SLM Corp.
	470,000	4.500	07/26/10	469,913
	50,000	5.450	04/25/11	49,979
	2,829,000	8.450	06/15/18	2,788,230

				26,090,546

Food & Beverage(a) — 0.0%
Anheuser-Busch InBev Worldwide, Inc.
	150,000	4.125	01/15/15	152,303

Insurance — 2.7%
American International Group, Inc.(b)
EUR	3,300,000	4.875	03/15/67	2,294,397

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Obligations — (continued)
Insurance — (continued)
AON Financial Services Luxembourg SA
EUR	1,650,000	6.250%	07/01/14	$2,584,879
Aviva PLC(b)
	2,250,000	6.875	05/22/38	3,107,391
AXA SA(b)
	880,000	5.777	07/06/49	1,059,362
	2,500,000	6.211	10/05/49	3,019,415
Cloverie PLC for Zurich Insurance Co.(b)
	850,000	7.500	07/24/39	1,325,296
Endurance Specialty Holdings Ltd.
	$20,000	7.000	07/15/34	18,111
Old Mutual PLC(b)
EUR	250,000	4.500	01/18/17	275,406
Resolution PLC(b)
GBP	1,950,000	6.586	04/25/49	1,511,828
SL Finance PLC(b)
EUR	1,450,000	6.375	07/12/22	1,991,221
GBP	2,850,000	6.546	01/06/49	3,757,575
EUR	650,000	5.314	01/06/49	750,105
Swiss Re Capital I LP(a)(b)
	$1,400,000	6.854	05/25/49	1,131,620
ZFS Finance USA Trust I(a)(b)
	950,000	6.150	12/15/65	857,375
ZFS Finance USA Trust II(a)(b)
	514,000	6.450	12/15/65	452,320
ZFS Finance USA Trust IV(a)(b)
	1,050,000	5.875	05/09/32	849,880

				24,986,181

Metals & Mining — 1.1%
Anglo American Capital PLC(a)
	3,400,000	9.375	04/08/14	4,079,789
ArcelorMittal
	3,400,000	9.850	06/01/19	4,361,708
Glencore Finance Europe SA
EUR	1,000,000	7.125	04/23/15	1,543,044

				9,984,541

Natural Gas — 1.5%
Centrica PLC
	3,950,000	7.125	12/09/13	6,475,853
Energy Transfer Partners LP
	$1,050,000	8.500	04/15/14	1,216,702
	1,150,000	9.000	04/15/19	1,380,417
Enterprise Products Partners LP
	2,300,000	6.500	01/31/19	2,490,517
The Williams Cos., Inc.
	1,500,000	8.750	03/15/32	1,794,182

				13,357,671

Real Estate Investment Trust — 0.3%
Simon Property Group LP
	2,700,000	5.600	09/01/11	2,817,874

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Obligations — (continued)
Transportation — 0.3%
Atlantia SpA
EUR	500,000	5.625%	05/06/16	$781,078
Autoroutes du Sud de la France
	900,000	7.375	03/20/19	1,562,267

				2,343,345

TOTAL CORPORATE OBLIGATIONS				$243,171,895

Foreign Debt Obligations — 2.3%
Sovereign — 0.6%
Eksportfinans ASA
	$2,300,000	3.000%	11/17/14	$2,269,710
German Postal Pensions Securitisation 2 PLC
EUR	1,050,000	4.250	01/18/17	1,555,607
Svensk Exportkredit AB
	$1,600,000	5.125	03/01/17	1,692,329

				5,517,646

Supranational — 1.7%
European Investment Bank
	7,175,000	1.750	09/14/12	7,147,037
	979,000	2.375	03/14/14	962,909
	7,000,000	3.125	06/04/14	7,081,186

				15,191,132

TOTAL FOREIGN DEBT OBLIGATIONS				$20,708,778

Asset-Backed Securities — 0.5%
Home Equity — 0.5%
CIT Mortgage Loan Trust Series 2007-1, Class 2A1(a)(b)
	$2,413,560	1.231%	10/25/37	$2,121,164
CIT Mortgage Loan Trust Series 2007-1, Class 2A2(a)(b)
	1,600,000	2.645	10/25/37	686,483
CIT Mortgage Loan Trust Series 2007-1, Class 2A3(a)(b)
	2,900,000	1.921	10/25/37	1,276,775
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1
	188,667	7.000	09/25/37	109,021
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1
	216,888	7.000	09/25/37	88,703

				4,282,146

TOTAL ASSET-BACKED SECURITIES				$4,282,146

Mortgage-Backed Obligations — 16.5%
Collateralized Mortgage Obligations(b) — 2.0%
Countrywide Home Loan Trust Series 2004-HYB5, Class 2A1
	$502,965	3.603%	04/20/35	$451,635
FNMA REMIC Series 2007-4, Class DF
	1,120,943	0.676	02/25/37	1,097,670
FNMA REMIC Series 2008-56, Class FD
	8,965,099	1.171	07/25/48	8,959,498

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Collateralized Mortgage Obligations(b) — (continued)
GMAC Mortgage Corp. Loan Trust Series 2004-AR1, Class 12A
$830,596	4.585%	06/25/34	$740,692
Harborview Mortgage Loan Trust Series 2006-6, Class 3A1A
2,005,927	5.855	08/19/36	1,286,864
Indymac Index Mortgage Loan Trust Series 2005-AR13, Class 4A1
408,976	5.145	08/25/35	293,688
Luminent Mortgage Trust Series 2006-5, Class A1A
1,747,645	0.421	07/25/36	862,129
Residential Accredit Loans, Inc. Series 2005-Q05, Class A1
1,943,908	1.544	01/25/46	1,032,213
Sequoia Mortgage Trust Series 2004-10, Class A3A
386,160	0.921	11/20/34	312,269
Structured Adjustable Rate Mortgage Loan Trust Series 2004-05, Class 3A1
917,700	2.963	05/25/34	774,693
Structured Adjustable Rate Mortgage Loan Trust Series 2004-12, Class 3A2
182,819	3.249	09/25/34	156,962
Structured Adjustable Rate Mortgage Loan Trust Series 2004-16, Class 3A1
938,003	3.049	11/25/34	807,885
Washington Mutual Mortgage Pass-Through Certificates Series 2007-0A1, Class A1A
2,044,640	1.244	02/25/47	1,023,620

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$17,799,818

Commercial Mortgage-Backed Securities — 0.7%
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2006-CB17, Class A4
$6,000,000	5.429%	12/12/43	$5,667,868
LB-UBS Commercial Mortgage Trust Series 2007-C1, Class A4
1,220,000	5.424	02/15/40	1,002,089

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$6,669,957

Federal Agencies — 13.5%
Adjustable Rate FHLMC(b) — 1.5%
$12,510,818	6.108%	09/01/37	$13,172,978

Adjustable Rate FNMA(b) — 2.5%
7,766,674	5.797	09/01/37	8,189,584
7,805,548	6.419	09/01/37	8,252,627
5,962,201	5.898	10/01/37	6,290,063

			22,732,274

FHLMC — 2.3%
3,484	5.000	09/01/16	3,664
40,368	5.000	11/01/16	42,537
10,548	5.000	12/01/16	11,116
143,388	5.000	01/01/17	151,126

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FHLMC — (continued)
$242,230	5.000%	02/01/17	$255,316
193,273	5.000	03/01/17	203,719
325,894	5.000	04/01/17	343,549
13,510	5.000	05/01/17	14,243
5,447	5.000	06/01/17	5,743
14,313	5.000	08/01/17	15,089
823,803	5.000	09/01/17	868,435
915,280	5.000	10/01/17	964,872
539,596	5.000	11/01/17	568,832
623,545	5.000	12/01/17	657,331
758,126	5.000	01/01/18	799,114
1,635,158	5.000	02/01/18	1,723,449
1,614,053	5.000	03/01/18	1,701,176
1,375,077	5.000	04/01/18	1,449,324
936,742	5.000	05/01/18	987,384
211,653	5.000	06/01/18	223,060
202,845	5.000	07/01/18	213,772
121,928	5.000	08/01/18	128,504
80,077	5.000	09/01/18	84,392
20,113	4.500	10/01/18	20,944
301,468	5.000	10/01/18	317,713
95,681	4.500	11/01/18	99,639
314,976	5.000	11/01/18	331,945
220,896	5.000	12/01/18	232,797
165,601	5.000	01/01/19	174,527
30,404	5.000	02/01/19	32,024
39,518	5.000	03/01/19	41,598
34,727	4.500	06/01/19	36,077
1,038,598	5.000	04/01/39	1,069,310
34,994	5.000	05/01/39	36,029
305,818	5.000	07/01/39	314,479
147,457	5.000	08/01/39	151,713
1,087,479	4.500	09/01/39	1,087,772
991,494	5.000	09/01/39	1,019,573
995,001	4.500	10/01/39	995,031
1,389,395	5.000	10/01/39	1,429,733
202,068	5.000	11/01/39	208,043
2,000,000	4.500	TBA-30yr(c)	1,995,000

			21,009,694

FNMA — 5.3%
6,988	5.000	01/01/17	7,388
13,857	5.000	08/01/17	14,634
336,522	5.000	09/01/17	355,395
41,097	5.000	03/01/18	43,369
7,874	4.500	04/01/18	8,219
72,174	5.000	04/01/18	76,164
9,880	4.500	05/01/18	10,312
184,728	5.000	05/01/18	194,942
92,559	5.000	06/01/18	97,675
117,815	5.000	07/01/18	124,328
186,088	5.000	10/01/18	196,375
79,522	5.000	11/01/18	83,913

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$322,591	5.000%	12/01/18	$339,970
61,026	5.000	02/01/19	64,365
11,295	5.000	03/01/19	11,913
126,506	5.000	04/01/19	133,492
293,441	5.000	07/01/19	309,497
168,939	5.000	08/01/19	178,183
118,157	5.000	09/01/19	124,624
22,428	4.500	10/01/19	23,409
985,713	5.000	10/01/19	1,040,204
21,566	5.000	11/01/19	22,746
116,327	5.000	12/01/19	122,701
201,414	5.000	01/01/20	212,515
76,663	5.000	03/01/20	80,783
82,723	5.000	05/01/20	87,169
2,445,173	5.000	05/01/21	2,578,962
165,340	5.500	03/01/33	173,780
137,022	5.500	05/01/33	144,016
24,564	5.500	06/01/33	25,818
1,106,103	5.500	07/01/33	1,162,561
32,235	5.000	08/01/33	33,228
16,243	5.500	02/01/34	17,126
17,380	5.500	05/01/34	18,325
142,954	5.500	06/01/34	150,251
12,101	5.500	10/01/34	12,761
94,971	5.500	12/01/34	100,105
30,595	5.500	04/01/35	32,249
23,396	5.500	07/01/35	24,653
19,428	5.500	06/01/37	20,433
28,805,641	6.000	10/01/37	30,545,327
19,626	5.500	04/01/38	20,562
175,676	5.500	05/01/38	185,809
350,131	5.500	06/01/38	370,592
942,998	5.500	07/01/38	998,104
51,146	6.000	07/01/38	54,194
48,466	5.500	09/01/38	51,298
124,788	5.500	10/01/38	131,856
196,336	5.500	11/01/38	207,705
481,450	5.000	02/01/39	495,497
559,581	5.000	03/01/39	575,865
29,344	5.000	04/01/39	30,198
33,352	4.500	05/01/39	33,367
175,451	5.000	05/01/39	180,593
142,343	4.500	06/01/39	142,444
62,433	5.000	06/01/39	64,285
91,150	4.500	07/01/39	91,236
207,616	5.000	07/01/39	213,793
131,578	4.500	08/01/39	131,654
84,868	5.000	08/01/39	87,338
393,764	4.500	10/01/39	393,995
298,551	5.000	10/01/39	306,866
199,542	4.500	11/01/39	199,730
700,913	5.000	11/01/39	721,939
4,000,000	4.500	TBA-30yr(c)	3,992,500

			48,685,300

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Mortgage-Backed Obligations — (continued)
GNMA — 1.9%
	$82,714	5.000%	05/15/39	$85,403
	309,456	5.000	06/15/39	319,607
	396,614	4.500	09/15/39	397,853
	4,574,548	5.000	09/15/39	4,723,779
	299,019	4.500	10/15/39	299,969
	1,195,253	5.000	10/15/39	1,234,659
	10,000,000	6.000	TBA-30yr(c)	10,565,620

				17,626,890

TOTAL FEDERAL AGENCIES				$123,227,136

Home Equity(b) — 0.3%
American Home Mortgage Investment Trust Series 2004-3, Class 1A
	23,214	0.601	10/25/34	19,211
Countrywide Alternative Loan Trust Series 2005-38, Class A1
	309,507	2.044	09/25/35	181,889
Countrywide Alternative Loan Trust Series 2005-82, Class A1
	3,901,424	0.501	02/25/36	2,056,722
Countrywide Alternative Loan Trust Series 2006-OA1, Class 2A1
	1,372,203	0.443	03/20/46	688,398

				2,946,220

TOTAL MORTGAGE-BACKED OBLIGATIONS				$150,643,131

Agency Debentures — 0.8%
FFCB
	$2,200,000	4.250%	04/16/18	$2,206,034
FHLB
	1,700,000	1.750	12/14/12	1,691,349
	1,900,000	4.500	09/13/19	1,937,092
	1,300,000	5.625	03/14/36	1,338,774

TOTAL AGENCY DEBENTURES				$7,173,249

Government Guarantee Obligations — 10.6%
Achmea Hypotheekbank NV(a)(d)
	$4,800,000	3.200%	11/03/14	$4,782,223
Bank Nederlandse Gemeenten
	2,850,000	2.375 (d)	06/04/12	2,875,171
EUR	4,925,000	4.125 (e)	06/28/16	7,410,429
Caisse d’Amortissement de la Dette Sociale(e)
	4,350,000	2.625	04/25/12	6,353,945
	2,500,000	4.250	04/25/20	3,703,992
Kommunalkredit Austria AG(e)
	1,550,000	3.125	07/08/13	2,266,833
Kreditanstalt fuer Wiederaufbau(d)
	$3,750,000	2.750	10/21/14	3,726,322
Kreditanstalt fuer Wiederaufbau MTN(e)
EUR	6,250,000	4.375	07/04/18	9,474,565

Principal		Interest		Maturity
Amount		Rate		Date	Value
Government Guarantee Obligations — (continued)
Landeskreditbank Baden-Wuerttemberg Foerderbank(d)
	$1,500,000	2.000%		10/01/12	$1,494,273
Landwirtschaftliche Rentenbank(d)
	8,940,000	5.000		11/08/16	9,596,954
LeasePlan Corp. NV(e)
EUR	2,750,000	3.250		05/22/14	4,009,655
Network Rail Infrastructure Finance PLC(d)
	$3,600,000	2.000		01/17/12	3,618,667
NIBC Bank NV(a)(d)
	7,400,000	2.800		12/02/14	7,200,807
OeBB Infrastruktur Bau AG(d)
	810,000	4.750		10/28/13	855,260
Oesterreichische Kontrollbank AG(e)
EUR	2,900,000	3.500		04/28/14	4,257,511
Schieneninfrastructurfinanzierungs-Gesellschaft mBH MTN(d)
	$760,000	4.625		11/21/13	806,054
Societe Financement de l’Economie Francaise
EUR	1,650,000	2.125	(e)	05/20/12	2,386,851
	$4,070,000	2.875	(a)(d)	09/22/14	4,036,392
Swedbank AB(e)
EUR	2,550,000	3.375		05/27/14	3,721,129
United States Central Federal Credit Union(e)
	$1,900,000	1.900		10/19/12	1,898,894
Western Corporate Federal Credit Union(e)
	2,150,000	1.750		11/02/12	2,138,273
Westpac Banking Corp.(a)(d)
	3,100,000	1.900		12/14/12	3,074,968
Westpac Securities NZ Ltd.(a)(d)
	6,975,000	2.500		05/25/12	7,017,916

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS					$96,707,084

U.S. Treasury Obligations — 3.8%
Sovereign — 3.8%
United States Treasury Bonds
	$1,500,000	7.500%		11/15/24	$2,006,355
	370,000	6.125		11/15/27	440,763
	3,790,000	5.500		08/15/28	4,223,481
	1,400,000	4.500		08/15/39	1,368,282
United States Treasury Inflation Protected Securities
	13,233,955	4.250		01/15/10	13,249,465
	3,879,638	0.875		04/15/10	3,892,670
	372,612	3.500		01/15/11	386,498
	3,985,027	1.625		01/15/15	4,144,428
United States Treasury Notes
	1,000,000	0.750		11/30/11	993,477
	55,000	1.375		09/15/12	54,742
	300,000	2.375		10/31/14	296,763
	100,000	3.250		05/31/16	100,414
	2,900,000	3.375		11/15/19	2,789,539
United States Treasury Principal-Only STRIPS(f)
	710,000	0.000		05/15/20	458,354

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
U.S. Treasury Obligations — (continued)
Sovereign — (continued)
United States Treasury Principal-Only STRIPS(f)
$550,000	0.000%	11/15/26	$243,340

TOTAL U.S. TREASURY OBLIGATIONS			$34,648,571

	Interest
Shares	Rate	Value
Preferred Stock(b) — 0.3%
JPMorgan Chase & Co.
2,750,000	7.900%	$2,836,515

	Exercise	Expiration
Contracts	Rate	Date	Value
Options Purchased — 0.0%
Cross Currency Option
Call RUB 4,803,000
Put EUR 187,317,000	39.000%	01/13/10	$262
Cross Currency Option
Call TRY 5,099,000
Put EUR 10,707,900	2.100	03/19/10	39,019
Cross Currency Option
Put JPY 2,773,000
Call GBP 457,545,000	165.000	03/22/10	17,629
Currency Option
Put CHF 12,365,000
Call USD 13,230,550	1.070	01/20/10	17,632
Currency Option
Put JPY 7,286,000
Call USD 706,742,000	97.000	02/03/10	28,292
Currency Option
Put USD 4,520,000
Call GBP 7,367,600	1.630	01/11/10	26,669

TOTAL OPTIONS PURCHASED			$129,503

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligations — 2.3%
JPMorgan Corp.
$12,147,146	0.100%	01/04/10	$12,147,146
Rabobank
9,295,204	0.050	01/04/10	9,295,204

TOTAL SHORT-TERM OBLIGATIONS			$21,442,350

TOTAL INVESTMENTS — 97.4%			$887,617,477

OTHER ASSETS IN EXCESS OF LIABILITIES — 2.6%			23,860,470

NET ASSETS — 100.0%			$911,477,947

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $51,755,021, which represents approximately 5.7% of net assets as of December 31, 2009.
(b) Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2009.
(c) TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $16,553,120 which represents approximately 1.8% of net assets as of December 31, 2009.
(d) Guaranteed by a foreign government. Total market value of these securities amounts to $49,085,007, which represents approximately 5.4% of net assets as of December 31, 2009.
(e) Guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012. Total market value of these securities amounts to $47,622,077, which represents approximately 5.2% of net assets as of December 31, 2009.
(f) Issued with a zero coupon. Income is recognized through the accretion of discount.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
CPI	— Consumer Price Index
EURO	— Euro Offered Rate
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
JYOR	— Japanese Yen Offered Rate
KWCDC	— South Korean Won Certificate of Deposit
LIBOR	— London Interbank Offered Rate
MTN	— Medium-Term Note
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

December 31, 2009 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2009, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies:

Open Forward Foreign Currency Exchange Contracts with Unrealized Gain

	Contract	Expiration	Value on	Current	Unrealized
Currency	Type	Date	Settlement Date	Value	Gain

EUR	Sale	03/17/10	$1,899,674	$1,850,487	$49,187
IDR	Purchase	02/08/10	1,673,373	1,677,032	3,659
INR	Purchase	01/04/10	696,870	698,826	1,956
RUB	Sale	02/08/10	852,000	825,190	26,810
AUD	Purchase	03/17/10	1,257,092	1,262,644	5,552
	Sale	03/17/10	710,773	707,509	3,264
EUR	Sale	01/04/10	2,248,719	2,236,930	11,789
	Sale	03/17/10	1,577,954	1,538,010	39,944
GBP	Sale	03/17/10	3,174,153	3,121,606	52,547
HUF	Purchase	03/17/10	317,116	319,412	2,296
JPY	Sale	03/17/10	2,426,000	2,389,445	36,555
MYR	Purchase	01/25/10	2,341,715	2,342,159	444
AUD	Sale	03/17/10	709,975	707,509	2,466
CZK	Sale	03/17/10	2,451,888	2,283,839	168,049
EUR	Sale	03/17/10	2,396,328	2,352,168	44,160
JPY	Sale	03/17/10	1,820,000	1,725,497	94,503
SGD	Sale	03/17/10	2,976,096	2,925,822	50,274
EUR	Sale	01/13/10	2,032,593	1,990,428	42,165
JPY	Sale	03/17/10	1,375,366	1,312,806	62,560
KRW	Purchase	01/14/10	2,762,426	2,787,588	25,162
PHP	Purchase	01/20/10	3,050,828	3,076,327	25,499
PLN	Sale	02/08/10	2,844,735	2,697,169	147,566
TWD	Purchase	01/21/10	1,515,959	1,536,231	20,272
	Purchase	01/27/10	2,426,000	2,454,068	28,068
CNY	Sale	03/04/10	2,957,931	2,942,424	15,507
EUR	Sale	01/13/10	157,161,375	150,520,924	6,640,451
INR	Purchase	01/11/10	825,449	827,497	2,048
MXN	Sale	03/17/10	826,500	821,770	4,730
AUD	Sale	03/17/10	4,080,035	4,054,364	25,671
CNY	Sale	03/10/10	4,624,251	4,599,905	24,346
DKK	Sale	01/12/10	3,284,968	3,148,705	136,263
EUR	Sale	01/13/10	2,385,997	2,269,271	116,726
	Sale	03/17/10	38,151,450	37,135,870	1,015,580
IDR	Purchase	02/08/10	1,389,462	1,393,527	4,065
JPY	Sale	01/07/10	112,947,781	108,058,468	4,889,313
	Sale	03/17/10	1,193,314	1,186,134	7,180
MXN	Sale	03/17/10	4,075,000	3,989,957	85,043
MYR	Sale	01/25/10	613,000	608,323	4,677
PHP	Purchase	01/20/10	4,079,755	4,149,068	69,313
TWD	Purchase	01/04/10	2,429,641	2,457,183	27,542
	Purchase	01/21/10	2,213,733	2,232,442	18,709

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

December 31, 2009 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (CONTINUED)

Open Forward Foreign Currency Exchange Contracts with Unrealized Gain (continued)

	Contract	Expiration	Value on	Current	Unrealized
Currency	Type	Date	Settlement Date	Value	Gain

BRL	Purchase	01/19/10	$5,026,424	$5,074,497	$48,073
CNY	Sale	03/03/10	4,393,645	4,376,691	16,954
EUR	Sale	01/13/10	159,594,497	152,656,134	6,938,363
	Sale	03/17/10	2,805,719	2,795,080	10,639
GBP	Sale	01/20/10	55,619,516	54,341,388	1,278,128
IDR	Purchase	02/08/10	3,950,300	3,967,282	16,982
INR	Purchase	01/25/10	1,230,754	1,232,481	1,727
SGD	Sale	03/17/10	2,972,284	2,923,132	49,152
TRY	Purchase	03/17/10	3,098,642	3,122,158	23,516
TWD	Purchase	01/21/10	2,846,860	2,858,351	11,491
KRW	Sale	01/14/10	1,227,000	1,225,854	1,146
SEK	Sale	01/25/10	5,487,552	5,265,349	222,203
BRL	Purchase	01/19/10	1,002,140	1,034,308	32,168
EUR	Purchase	01/04/10	2,219,087	2,236,930	17,843
	Sale	03/17/10	2,003,722	1,978,057	25,665
GBP	Sale	03/17/10	1,193,314	1,188,289	5,025
JPY	Sale	03/17/10	1,212,000	1,167,384	44,616
KRW	Purchase	01/11/10	780,506	782,511	2,005
MYR	Sale	01/25/10	606,000	601,271	4,729
TRY	Purchase	03/17/10	290,722	295,466	4,744
CZK	Sale	03/17/10	2,447,144	2,277,291	169,853
EUR	Sale	03/17/10	15,799,959	15,476,436	323,523
BRL	Sale	01/19/10	4,836,969	4,767,589	69,380
CAD	Purchase	03/17/10	6,862,717	6,934,663	71,946
CHF	Sale	03/17/10	996,549	968,463	28,086
EUR	Sale	03/17/10	3,756,021	3,708,141	47,880
HUF	Sale	03/17/10	1,334,000	1,316,607	17,393
KRW	Sale	01/04/10	2,033,189	2,032,104	1,085
MXN	Sale	03/17/10	1,213,000	1,185,680	27,320
ZAR	Sale	03/17/10	1,244,000	1,241,984	2,016
TWD	Purchase	01/21/10	3,181,396	3,223,832	42,436
NZD	Purchase	03/17/10	3,992,585	4,077,363	84,778

TOTAL					$23,672,776

Open Forward Foreign Currency Exchange Contracts with Unrealized Loss

	Contract	Expiration	Value on	Current	Unrealized
Currency	Type	Date	Settlement Date	Value	Loss

AUD	Purchase	03/17/10	$5,541,567	$5,480,488	$(61,079)
CAD	Sale	03/17/10	904,000	909,190	(5,190)
CNY	Purchase	03/10/10	2,307,811	2,294,984	(12,827)
ILS	Purchase	03/17/10	1,212,000	1,207,207	(4,793)
INR	Sale	01/25/10	696,571	697,698	(1,127)
	Purchase	02/04/10	1,244,000	1,242,245	(1,755)
KRW	Purchase	01/14/10	3,002,400	2,982,727	(19,673)
PLN	Sale	03/17/10	331,704	333,166	(1,462)

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

December 31, 2009 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (CONTINUED)

Open Forward Foreign Currency Exchange Contracts with Unrealized Loss — (continued)

	Contract	Expiration	Value on	Current	Unrealized
Currency	Type	Date	Settlement Date	Value	Loss

BRL	Purchase	01/19/10	$470,294	$465,484	$(4,810)
CNY	Purchase	03/03/10	450,405	447,776	(2,629)
	Purchase	03/10/10	2,317,121	2,304,921	(12,200)
EUR	Purchase	01/13/10	5,061,740	4,902,155	(159,585)
	Purchase	03/17/10	1,581,709	1,538,011	(43,698)
IDR	Sale	01/22/10	1,114,000	1,127,319	(13,319)
ILS	Purchase	03/17/10	2,367,222	2,355,799	(11,423)
INR	Sale	01/04/10	1,188,000	1,198,481	(10,481)
	Sale	01/11/10	939,000	945,363	(6,363)
	Purchase	01/25/10	2,477,953	2,475,583	(2,370)
KRW	Purchase	01/14/10	597,257	594,238	(3,019)
MXN	Purchase	03/17/10	3,301,136	3,248,569	(52,567)
PLN	Sale	03/17/10	727,000	742,480	(15,480)
TWD	Sale	01/04/10	2,425,000	2,457,183	(32,183)
EUR	Purchase	03/17/10	6,269,927	6,149,177	(120,750)
JPY	Purchase	03/17/10	437,000	415,698	(21,302)
KRW	Sale	01/11/10	1,073,000	1,074,494	(1,494)
	Purchase	01/14/10	1,212,186	1,204,186	(8,000)
CNY	Purchase	03/03/10	3,947,038	3,928,915	(18,123)
ILS	Purchase	03/17/10	2,364,793	2,354,631	(10,162)
INR	Purchase	01/04/10	2,124,744	2,116,558	(8,186)
	Purchase	01/25/10	2,447,928	2,445,062	(2,866)
JPY	Purchase	03/17/10	1,695,000	1,633,387	(61,613)
KRW	Sale	01/04/10	1,117,000	1,129,532	(12,532)
PHP	Purchase	01/11/10	947,248	946,389	(859)
	Sale	01/20/10	1,937,000	1,956,909	(19,909)
RUB	Sale	01/14/10	1,504,000	1,507,390	(3,390)
	Purchase	01/19/10	1,793,000	1,768,959	(24,041)
	Sale	01/19/10	2,542,000	2,560,583	(18,583)
CNY	Purchase	06/10/10	2,987,870	2,946,572	(41,298)
EUR	Purchase	03/17/10	1,622,276	1,579,579	(42,697)
KRW	Purchase	01/04/10	3,170,679	3,161,636	(9,043)
RUB	Purchase	02/08/10	1,151,886	1,130,557	(21,329)
TRY	Sale	03/17/10	969,000	971,290	(2,290)
ZAR	Purchase	03/17/10	1,547,805	1,539,406	(8,399)
AUD	Purchase	03/17/10	3,020,155	2,992,210	(27,945)
CNY	Purchase	06/10/10	4,669,668	4,606,153	(63,515)
EUR	Purchase	01/13/10	1,670,885	1,667,143	(3,742)
	Purchase	03/17/10	33,255,132	32,341,231	(913,901)
HUF	Purchase	03/17/10	2,469,214	2,338,704	(130,510)
INR	Sale	01/04/10	1,598,000	1,616,904	(18,904)
	Sale	01/21/10	1,332,000	1,341,423	(9,423)
	Purchase	01/25/10	3,871,915	3,842,111	(29,804)
	Sale	01/25/10	2,426,000	2,435,440	(9,440)
	Purchase	02/04/10	1,244,000	1,242,245	(1,755)
JPY	Purchase	03/17/10	1,693,000	1,628,041	(64,959)
MXN	Purchase	03/17/10	2,732,000	2,703,328	(28,672)
MYR	Purchase	01/25/10	2,429,000	2,425,173	(3,827)
PHP	Sale	01/11/10	970,000	974,988	(4,988)
PLN	Purchase	03/17/10	4,851,353	4,611,825	(239,528)
TWD	Sale	01/21/10	2,433,408	2,474,308	(40,900)

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

December 31, 2009 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (CONTINUED)

Open Forward Foreign Currency Exchange Contracts with Unrealized Loss — (continued)

	Contract	Expiration	Value on	Current	Unrealized
Currency	Type	Date	Settlement Date	Value	Loss

CNY	Purchase	03/04/10	$2,957,496	$2,942,424	$(15,072)
	Purchase	06/10/10	4,437,062	4,382,898	(54,164)
TRY	Sale	03/17/10	2,426,000	2,446,333	(20,333)
CAD	Sale	01/27/10	11,804,263	11,936,514	(132,251)
CHF	Sale	03/17/10	162,638	163,253	(615)
	Purchase	03/17/10	2,379,495	2,344,745	(34,750)
EUR	Purchase	03/17/10	1,217,063	1,184,684	(32,379)
	Sale	03/17/10	2,435,934	2,443,904	(7,970)
ILS	Sale	03/17/10	3,469,000	3,483,288	(14,288)
MXN	Purchase	03/17/10	2,502,274	2,454,594	(47,680)
MYR	Purchase	01/25/10	2,425,000	2,390,907	(34,093)
RUB	Purchase	01/14/10	5,998,941	5,810,793	(188,148)
	Sale	01/14/10	805,000	805,320	(320)
TWD	Sale	01/11/10	1,213,000	1,226,828	(13,828)
	Sale	01/21/10	1,259,000	1,281,550	(22,550)
AUD	Sale	03/17/10	1,254,399	1,262,645	(8,246)
CAD	Sale	03/17/10	1,647,000	1,683,494	(36,494)
EUR	Purchase	03/17/10	4,840,846	4,771,704	(69,142)
	Sale	03/17/10	4,839,022	4,846,240	(7,218)
	Purchase	03/17/10	1,619,422	1,579,579	(39,843)
GBP	Sale	03/17/10	2,424,626	2,455,539	(30,913)
HUF	Sale	03/17/10	1,768,000	1,817,072	(49,072)
INR	Sale	01/25/10	118,562	118,779	(217)
KRW	Purchase	01/14/10	2,032,788	2,031,464	(1,324)
MXN	Purchase	03/17/10	551,000	542,901	(8,099)
NOK	Sale	03/17/10	1,211,000	1,218,027	(7,027)
HUF	Purchase	03/17/10	2,985,240	2,836,550	(148,690)
ILS	Purchase	03/17/10	1,535,776	1,532,987	(2,789)
KRW	Sale	01/21/10	1,816,000	1,838,892	(22,892)
TWD	Sale	01/21/10	394,283	397,863	(3,580)
EUR	Purchase	01/13/10	3,213,919	3,125,885	(88,034)

TOTAL					$(3,668,733)

Open Forward Foreign Currency Cross Contracts with Unrealized Gain (Purchase/Sale)

	Expiration	Purchase	Sale	Unrealized
Currency	Date	Current Value	Current Value	Gain

AUD/EUR	03/17/10	$1,201,820	$1,198,301	$3,519
EUR/JPY	03/17/10	1,137,383	1,102,327	35,056
EUR/PLN	03/17/10	2,345,001	2,341,165	3,836
CAD/EUR	03/17/10	1,937,092	1,904,955	32,137
HUF/EUR	03/17/10	780,570	769,722	10,848
TRY/EUR	03/17/10	662,733	660,786	1,947
AUD/EUR	03/17/10	478,759	475,880	2,879
GBP/EUR	03/17/10	1,447,079	1,444,842	2,237
CAD/EUR	03/17/10	3,053,993	2,958,485	95,508
HUF/EUR	03/17/10	801,498	789,789	11,709
CAD/JPY	03/17/10	1,231,516	1,191,646	39,870
CHF/JPY	03/17/10	1,202,198	1,156,841	45,357

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

December 31, 2009 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (CONTINUED)

Open Forward Foreign Currency Exchange Cross Contracts with Unrealized Gain (Purchase/Sale) — (continued)

	Expiration	Purchase	Sale	Unrealized
Currency	Date	Current Value	Current Value	Gain

GBP/EUR	03/17/10	$3,270,574	$3,252,700	$17,874
NZD/EUR	03/17/10	730,717	715,254	15,463
EUR/JPY	03/17/10	11,587,400	11,240,210	347,190
NZD/EUR	03/17/10	1,212,109	1,182,534	29,575
SEK/EUR	03/17/10	1,212,435	1,191,134	21,301
EUR/JPY	03/17/10	1,517,944	1,482,152	35,792
NOK/EUR	03/17/10	5,209,132	5,106,541	102,591

TOTAL				$854,689

Open Forward Foreign Currency Cross Contracts with Unrealized Loss (Purchase/Sale)

	Expiration	Purchase	Sale	Unrealized
Currency	Date	Current Value	Current Value	Loss

JPY/EUR	03/17/10	$2,223,962	$2,276,199	$(52,237)
EUR/PLN	03/17/10	1,181,101	1,195,014	(13,913)
EUR/HUF	03/17/10	3,904,512	3,943,054	(38,542)
EUR/NZD	03/17/10	1,771,651	1,808,981	(37,330)
JPY/EUR	03/17/10	1,167,462	1,189,701	(22,239)
EUR/CAD	03/17/10	2,418,103	2,483,306	(65,203)
EUR/AUD	03/17/10	1,209,768	1,228,727	(18,959)
EUR/NOK	03/17/10	1,110,865	1,136,204	(25,339)
EUR/CHF	03/17/10	1,208,335	1,220,766	(12,431)
EUR/GBP	03/17/10	6,458,786	6,523,065	(64,279)
EUR/CAD	03/17/10	1,767,351	1,839,393	(72,042)
JPY/EUR	03/17/10	7,588,762	7,829,809	(241,047)
EUR/AUD	03/17/10	1,219,802	1,243,991	(24,189)
JPY/EUR	03/17/10	732,558	758,255	(25,697)
EUR/NZD	03/17/10	1,206,901	1,238,970	(32,069)
EUR/TRY	03/17/10	660,786	664,898	(4,112)
JPY/CHF	03/17/10	1,154,950	1,194,460	(39,510)
JPY/EUR	03/17/10	2,126,831	2,191,630	(64,799)

TOTAL				$(853,937)

FORWARD SALES CONTRACTS — At December 31, 2009, the Fund had the following forward sales contracts:

	Interest	Maturity	Settlement	Principal
Description	Rate	Date(c)	Date	Amount	Value

FHLMC	5.000%	TBA - 30yr	01/13/10	$1,000,000	$1,025,312
FNMA	5.000	TBA - 30yr	01/13/10	1,000,000	1,026,094

TOTAL					$2,051,406

FUTURES CONTRACTS — At December 31, 2009, the following futures contracts were open:

	Number of
	Contracts	Expiration		Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Australia 10 Year Treasury Bond	20	March 2010	$1,828,931	$(17,900)
Eurodollars	3	March 2010	747,338	5,277
Eurodollars	3	June 2010	744,900	6,320
Eurodollars	3	September 2010	741,750	6,565
Eurodollars	3	December 2010	738,525	3,742
Eurodollars	3	March 2011	735,525	6,334
Eurodollars	3	June 2011	732,638	5,884

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

December 31, 2009 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (CONTINUED)

FUTURES CONTRACTS — (continued)

	Number of
	Contracts	Expiration		Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Eurodollars	3	September 2011	$730,050	$5,427
Eurodollars	3	December 2011	727,650	5,073
2 Year German Euro-Schatz	202	March 2010	31,262,742	10,445
5 Year German Euro-Bobl	(43)	March 2010	(7,129,589)	43,041
10 Year German Euro-Bund	375	March 2010	65,149,469	(985,021)
Japan 10 Year Government Bond	14	March 2010	20,999,624	(86,616)
U.K. Life Long Gilt	(461)	March 2010	(85,220,346)	1,574,439
2 Year U.S. Treasury Notes	74	March 2010	16,003,656	(90,978)
5 Year U.S. Treasury Notes	(122)	March 2010	(13,954,703)	72,108
10 Year U.S. Treasury Notes	334	March 2010	38,561,344	(1,101,966)
30 Year U.S. Treasury Bonds	(140)	March 2010	(16,152,500)	720,045

TOTAL				$182,219

SWAP CONTRACTS — At December 31, 2009, the Fund had outstanding swap contracts with the following terms:

INTEREST RATE SWAP CONTRACTS

					Rates Exchanged			Upfront
	Notional				Payments	Payments		Payments
	Amount			Termination	received by	made by	Market	made (received)	Unrealized
Swap Counterparty	(000s)			Date	the Fund	the Fund	Value	by the Fund	Gain (Loss)

Banc of America Securities LLC		$49,630	(a)	08/13/17	4.955%	3 month LIBOR	$464,406	$—	$464,406
		27,990	(a)	08/13/22	3 month LIBOR	5.075%	(88,721)	—	(88,721)
BNP Paribas	EUR	2,960	(a)	06/16/15	6 month EURO	3.000	18,126	4,544	13,582
		25,290	(a)	06/16/15	6 month EURO	3.000	154,874	45,469	109,405
		$26,580	(a)	06/16/17	3 month LIBOR	3.250	989,138	320,669	668,469
Citibank NA	KRW	8,068,285		07/15/14	3.905	3 month KWCDC	(162,225)	—	(162,225)
Credit Suisse First Boston Corp.	JPY	1,177,000	(a)	06/16/15	1.000	6 month JYOR	135,068	133,882	1,186
		$5,000	(a)	06/16/17	3 month LIBOR	3.250	186,068	153,000	33,068
		22,920	(a)	06/16/40	3 month LIBOR	4.250	1,463,662	(135,925)	1,599,587
Deutsche Bank Securities, Inc.	EUR	19,660	(a)	06/16/40	4.000	6 month EURO	(60,632)	673,166	(733,798)

TOTAL							$3,099,764	$1,194,805	$1,904,959

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2009.

CREDIT DEFAULT SWAP CONTRACTS

		Notional		Rates received			Upfront Payments
	Referenced	Amount		(paid) by	Termination	Market	made (received)	Unrealized
Swap Counterparty	Obligation	(000s)		Fund	Date	Value	by the Fund	Gain (Loss)

Protection Purchased:
Credit Suisse First Boston Corp.	iTraxx Europe Index	EUR	31,500	(1.000)%	12/20/14	$(675,456)	$(343,975)	$(331,481)
Deutsche Bank Securities, Inc.	iTraxx Europe Index		20,000	(1.000)	12/20/14	(356,387)	(156,935)	(199,452)

TOTAL						$(1,031,843)	$(500,910)	$(530,933)

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

December 31, 2009 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (CONTINUED)

TAX INFORMATION — At December 31, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$857,924,277

Gross unrealized gain	56,761,978
Gross unrealized loss	(27,068,778)

Net unrealized security gain	$29,693,200

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
December 31, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from bond dealers, to determine current value. If accurate quotations are not readily available, or if Goldman Sachs Asset Management L.P. (“GSAM”) or Goldman Sachs Asset Management International (“GSAMI”) believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the trustees. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.
     Investments in equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) on the valuation date.
     GSAM or GSAMI, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Funds’ NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; and trading limits or suspensions.
Fair Value of Investments — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”), establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:
     Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
     Level 2 — Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly;
     Level 3 — Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
December 31, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
     The following is a summary of the Funds’ investments categorized in the fair value hierarchy:

Core Fixed Income	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$—	$1,237,752	$—
Fixed Income
U.S. Treasuries and/or Other U.S. Government Obligations and Agencies	190,041,367	8,662,109	—
Corporate Obligations	—	294,802,149	—
Municipal Debt Obligations	—	5,969,357	—
Sovereign Debt Obligations	—	17,010,530	—
Foreign Debt Obligations	—	15,056,148	—
Government Guarantee Obligations	—	310,164,530	—
Mortgage-Backed Obligations	—	690,310,686	—
Asset-Backed Securities	—	18,615,840	—
Short-term Investments	—	204,000,000	—
Derivatives	1,652,205	14,456,554	—

Total	$191,693,572	$1,580,285,655	$—

Liabilities
Fixed Income — Forward Sales Contracts
Mortgage-Backed Obligations	$—	$(53,332,646)	$—
Derivatives	(8,164,420)	(12,247,039)	—

Total	$(8,164,420)	$(65,579,685)	$—

Core Plus Fixed Income	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$—	$361,011	$—
Fixed Income
U.S. Treasuries and/or Other U.S. Government Obligations and Agencies	28,740,353	9,280,972	—
Corporate Obligations	—	40,445,518	—
Municipal Debt Obligations	—	868,183	—
Sovereign Debt Obligations	—	2,952,532	—
Government Guarantee Obligations	—	40,406,740	—
Mortgage-Backed Obligations	—	111,535,619	—
Asset-Backed Securities	—	554,875	—
Short-term Investments	—	60,600,000	—
Derivatives	130,108	1,296,746	—

Total	$28,870,461	$268,302,196	$—

Liabilities
Fixed Income — Forward Sales Contracts
Mortgage-Backed Obligations	$—	$(8,272,342)	$—
Derivatives	(1,426,220)	(1,276,599)	—

Total	$(1,426,220)	$(9,548,941)	$—

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
December 31, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)

Global Income	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$—	$2,836,515	$—
Fixed Income
U.S. Treasuries and/or Other U.S. Government Obligations and Agencies	34,648,571	7,173,249	—
Corporate Obligations	—	243,171,895	—
Foreign Debt Obligations	216,203,464	110,379,569	—
Government Guarantee Obligations	—	96,707,084	—
Mortgage-Backed Obligations	—	150,643,131	—
Asset-Backed Securities	—	4,282,146	—
Short-term Investments	—	21,442,350	—
Derivatives	2,464,700	28,068,310	—

Total	$253,316,735	$664,704,249	$—

Liabilities
Fixed Income — Forward Sales Contracts
Mortgage-Backed Obligations	$—	$(2,051,406)	$—
Derivatives	(2,282,481)	(5,866,091)	—

Total	$(2,282,481)	$(7,917,497)	$—

Investments in Derivatives — The Funds may make investments in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over the counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivatives also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument.
Forward Foreign Currency Exchange Contracts — The Funds may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions, portfolio positions or to seek to increase total return. All contracts are marked to market daily at the applicable forward rate. Unrealized gains or losses on forward foreign currency exchange contracts are recorded by the Funds on a daily basis and realized gains or losses are recorded on the settlement date of a contract.
     Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.
     The contractual amounts of forward foreign currency contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under these contracts.
Futures Contracts — The Funds may purchase or sell futures contracts to hedge against changes in interest rates, securities prices, currency exchange rates, or to seek to increase total return. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds deposit cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset in unrealized gains or losses. The Funds recognize a realized gain or loss when a contract is closed or expires.
     The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Futures contracts may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. Changes in the value of a futures

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
December 31, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
contract may not directly correlate with changes in the value of the underlying securities. These risks may decrease the effectiveness of the Funds’ strategies and potentially result in a loss. The Funds must set aside liquid assets, or engage in other appropriate measures, to cover their obligations under these contracts.
Options — The Funds may write and/or purchase call and put options on futures, currencies, securities or any securities index consisting of securities in which the Funds may invest. When the Funds write call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current market value of the option written. Options on a futures contract may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. When a written option expires on its stipulated expiration date or the Funds enter into a closing purchase transaction, the Funds realize a gain or loss without regard to any unrealized gain or loss on the underlying future, security or currency transaction, and the liability related to such option is extinguished. When a written call option is exercised, the Funds realize a gain or loss from the sale of the underlying future, security or currency transaction, and the proceeds of the sale are increased by the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the future, security or currency transaction that the Funds purchase upon exercise. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under written option contracts.
     Upon the purchase of a call option or a put option by the Funds, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current market value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. If an option which the Funds have purchased expires on the stipulated expiration date, the Funds will realize a loss in the amount of the cost of the option. If the Funds enter into a closing sale transaction, the Funds will realize a gain or loss, depending on whether the sale proceeds for the closing sale transaction are greater or less than the cost of the option. If the Funds exercise a purchased put option, the Funds will realize a gain or loss from the sale of the underlying future, security or currency transaction, and the proceeds from such sale will be decreased by the premium originally paid. If the Funds exercise a purchased call option, the cost of the future, security or currency transaction which the Funds purchase upon exercise will be increased by the premium originally paid. Purchased over-the counter options are subject to the risk that the counterparty may default on its obligations, which could result in a loss to the Funds.
Swap Contracts — The Funds may enter into swap transactions for hedging purposes or to seek to increase total return. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Funds and/or the termination value at the end of the contract. Therefore, the Funds consider the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market risk, liquidity risk and elements of credit, legal and documentation risk in excess of amounts recognized in the Statements of Assets and Liabilities. The Funds may pay or receive cash as collateral on these contracts which is recorded as an asset and/or liability. The Funds must set aside liquid assets, or engage in other appropriate measures, to cover their obligations under these contracts.
     Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the change in value, if any, is recorded as an unrealized gain or loss. Upfront payments made and/or received by the Funds, are recorded as an asset and/or liability and realized gains or losses are recognized ratably over the contract’s term/event, with the exception of forward starting interest rate swaps, whose realized gains or losses are recognized ratably from the effective start date. Periodic payments received or made on swap contracts are recorded as realized gains or losses. Gains or losses are realized upon termination of a swap contract and are recorded on the Statements of Operations. The Funds invest in the following types of swaps:
     An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in specified prices, rates or indices for a specified amount of an underlying asset or notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.
     A credit default swap is an agreement that involves one party making a stream of payments to another party in exchange for the right to receive protection on a reference security or obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of the reference security or obligation or to take a short position with respect to the likelihood of default. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
December 31, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
     As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if the Funds sell protection through a credit default swap, the Funds could suffer a loss because the value of the referenced obligation may be less than the premium payments received. Upon the occurrence of a specified credit event, the Funds, as sellers of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. The Funds may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, the Funds are entitled to a return of any assets, which have been pledged as collateral to the counterparty.
     The Funds’ credit default swaps are disclosed in the Additional Investment Information section of the Schedules of Investments. The maximum potential amount of future payments (undiscounted) that the Funds as sellers of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where the Funds bought credit protection.
     GAAP requires enhanced disclosures about the Funds’ derivatives and hedging activities. The following tables set forth the gross value of the Funds’ derivative contracts for trading activities by certain risk types as of December 31, 2009. The values in the tables below exclude the effects of cash received or posted pursuant to derivative contracts, and therefore are not representative of the Funds’ net exposure.

Core Fixed Income
	Derivative	Derivative
Risk	Assets	Liabilities
Interest rate	$14,594,559	$(18,607,510)

Credit	—	(707,938)

Currency	1,514,200	(1,096,011)

Total	$16,108,759	$(20,411,459	)(a)

Core Plus Fixed Income
	Derivative	Derivative
Risk	Assets	Liabilities
Interest rate	$1,211,143	$(1,481,476)

Credit	—	(1,031,019)

Currency	215,711	(190,324)

Total	$1,426,854	$(2,702,819	)(a)

Global Income
	Derivative	Derivative
Risk	Assets	Liabilities
Interest rate	$5,876,042	$(2,594,059)

Credit	—	(1,031,843)

Currency	24,656,968	(4,522,670)

Total	$30,533,010	$(8,148,572	)(a)

(a) Amounts include $11,151,028, $1,086,275 and $1,343,421 for Core Fixed Income, Core Plus Fixed Income and Global Income Funds, respectively, which represent the payments to be made pursuant to bilateral agreements should counterparties exercise their “right to terminate” provisions based on, among others, the Funds’ performance, its failure to pay on its obligations or failure to pledge collateral. Such amounts do not include incremental charges directly associated with the close-out of the agreements. They also do not reflect the fair value of any assets pledged as collateral which, through the daily margining process, substantially offsets the aforementioned amounts and for which the Funds are entitled to a full return.
Foreign Currency Translations — The books and records of the Funds are accounted for in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon 4:00 p.m. Eastern Time exchange rates; and (ii) purchases and sales of foreign investments, income and

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
December 31, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions as of 4:00 p.m. Eastern Time.
     Net realized and unrealized gain (loss) on foreign currency transactions represents: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies; (ii) currency gains and losses between trade date and settlement date on investment security transactions and forward exchange contracts; and (iii) gains and losses from the difference between amounts of dividends, interest and foreign withholding taxes recorded and the amounts actually received. The effect of changes in foreign currency exchange rates on equity securities and derivative instruments is included with the net realized and change in unrealized gain (loss) on investments on the Statement of Operations. The effect of changes in foreign currency exchange rates on fixed income securities sold during the period is included with the net realized gain (loss) on foreign currency related transactions, while the effect of changes in foreign currency exchange rates on fixed income securities held at period end is included with the net change in unrealized gain (loss) on investments on the Statement of Operations. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases and decreases in unrealized gain (loss) on foreign currency related transactions.
     Non U.S. currency symbols utilized throughout the report are defined as follows:

AUD	=	Australian Dollar	KRW	=	South Korean Won
BRL	=	Brazilian Real	MXN	=	Mexican Peso
CAD	=	Canadian Dollar	MYR	=	Malaysian Ringgit
CHF	=	Swiss Franc	NOK	=	Norwegian Krone
CNY	=	Chinese Yuan	NZD	=	New Zealand Dollar
CZK	=	Czech Koruna	PHP	=	Philippine Peso
DKK	=	Danish Krone	PLN	=	Polish Zloty
EUR	=	Euro	RUB	=	Russian Ruble
GBP	=	British Pound	SEK	=	Swedish Krona
HUF	=	Hungarian Forint	SGD	=	Singapore Dollar
IDR	=	Indonesian Rupiah	TRY	=	Turkish Lira
ILS	=	Israeli Shekel	TWD	=	Taiwan Dollar
INR	=	Indian Rupee	ZAR	=	South African Rand
JPY	=	Japanese Yen
Mortgage-Backed and Asset-Backed Securities — The Funds may invest in mortgage-backed and/or asset-backed securities. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real property. These securities may include mortgage pass-through securities, collateralized mortgage obligations, real estate mortgage investment conduit pass-through or participation certificates and stripped mortgage-backed securities. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Asset-backed securities also include home equity line of credit loans and other second-lien mortgages.
     The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers. Early repayment of principal on mortgage-backed or asset-backed securities may expose a Fund to the risk of earning a lower rate of return upon reinvestment of principal. Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral. In addition, while mortgage-backed and asset-backed securities may be supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers, if any, will meet their obligations.
     Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all of the interest payments (the interest-only, or ‘‘IO’’ and/or the high coupon rate with relatively low principal amount, or ‘‘IOette’’), and the other that receives substantially all of the principal payments (the principal-only, or ‘‘PO’’) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, adjustments are made to the cost of the security on a daily basis until maturity. These adjustments are included in interest income. Payments received for PO’s are treated as a proportionate reduction to the cost basis of the securities and excess amounts are recorded as gains.
Mortgage Dollar Rolls — The Funds may enter into mortgage dollar rolls (“dollar rolls”) in which the Funds sell securities in the current month for delivery and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Funds treat dollar rolls as two separate transactions: one involving the purchase of a security and a separate transaction involving a sale.
     During the settlement period between sale and repurchase, the Funds will not be entitled to accrued interest and principal payments on the securities sold. Dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
December 31, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
the repurchase price of those securities. In the event the buyer of the securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Funds’ use of proceeds from the transaction may be restricted pending a determination by, or with respect to, the other counterparty.
Repurchase Agreements — The Funds may enter into repurchase agreements. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated subcustodians under tri-party repurchase agreements.
     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds’ credit exposure is allocated to the underlying repurchase agreements counterparties on a pro-rata basis. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.
JOINT REPURCHASE AGREEMENT ACCOUNT II — At December 31, 2009, certain Funds had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Principal
Fund	Amount

Core Fixed Income	$204,000,000

Core Plus Fixed Income	60,600,000

REPURCHASE AGREEMENTS

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

Banc of America Securities LLC	$700,000,000	0.01%	01/04/10	$700,000,778

Banc of America Securities LLC	1,150,000,000	0.02	01/04/10	1,150,002,556

Barclays Capital, Inc.	2,000,000,000	0.00	01/04/10	2,000,000,000

Citigroup Global Markets, Inc.	1,500,000,000	0.01	01/04/10	1,500,001,667

Credit Suisse Securities (USA) LLC	3,900,000,000	0.00	01/04/10	3,900,000,043

Deutsche Bank Securities, Inc.	500,000,000	0.00	01/04/10	500,000,000

Deutsche Bank Securities, Inc.	1,700,000,000	0.01	01/04/10	1,700,001,889

JPMorgan Securities	1,250,000,000	0.00	01/04/10	1,250,000,000

Merrill Lynch & Co., Inc.	850,000,000	0.01	01/04/10	850,000,944

Morgan Stanley & Co.	1,000,000,000	0.00	01/04/10	1,000,000,011

Morgan Stanley & Co.	3,075,000,000	0.01	01/04/10	3,075,003,417

RBS Securities, Inc.	1,500,000,000	0.01	01/04/10	1,500,001,667

UBS Securities LLC	207,900,000	0.00	01/04/10	207,900,002

UBS Securities LLC	550,000,000	0.01	01/04/10	550,000,611

Wachovia Capital Markets	2,550,000,000	0.01	01/04/10	2,550,002,833

TOTAL				$22,432,916,418

At December 31, 2009, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates

Federal Farm Credit Bank	4.500% to 7.350%	03/07/11 to 08/03/37

Federal Farm Credit Bank Principal-Only Stripped Security	0.000	12/16/15

Federal Home Loan Bank	0.000 to 8.290	01/04/10 to 09/14/35

Federal Home Loan Mortgage Corp.	0.000 to 14.000	02/01/10 to 01/01/40

Federal Home Loan Mortgage Corp. Interest-Only Stripped Securities	0.000	07/15/12 to 03/15/25

Federal National Mortgage Association	0.000 to 16.000	01/01/10 to 11/01/49

Federal National Mortgage Association Interest-Only Stripped Securities	0.000	11/15/12 to 10/08/27

Government National Mortgage Association	4.250 to 6.500	08/15/18 to 08/15/49

Tennessee Valley Authority	4.375 to 4.750	08/01/13 to 06/15/15

Tennessee Valley Authority Interest-Only Stripped Security	0.000	11/01/10

U.S. Treasury Interest-Only Stripped Securities	0.000	05/15/10 to 05/15/18

U.S. Treasury Notes	0.750 to 9.250	02/28/11 to 11/15/19

U.S. Treasury Principal-Only Stripped Securities	0.000	11/15/15 to 11/15/19

The aggregate market value of the collateral, including accrued interest, was $22,947,435,662.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
December 31, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
Treasury Inflation-Protected Securities — The Funds may invest in Treasury Inflation-Protected Securities (“TIPS”), including structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost. Such adjustments may have a significant impact on the Funds distributions and may result in a return of capital to shareholders. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.
When-Issued Securities and Forward Commitments — The Funds may purchase when-issued securities, including TBA (“To Be Announced”) securities and enter into contracts to purchase or sell securities for a fixed price at a future date beyond the customary settlement period. When-issued securities are securities that have been authorized but not yet issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although the Funds will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for their portfolios, the Funds may dispose of when-issued securities or forward commitments prior to settlement if GSAM deems it appropriate. When purchasing a security on a when-issued basis or entering into a forward commitment, the Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under these contracts. The Funds may dispose of or renegotiate these contracts after they have been entered into and may sell these securities before they are delivered, which may result in a capital gain or loss.
Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories (each a “Foreign Custodian”) appointed by the Fund’s custodian. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are often undeveloped and may be less regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries. In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Furthermore, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters into bankruptcy.
Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transaction defaults.
     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the president and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT

Date	February 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT

Date	February 25, 2010

By (Signature and Title)*	/s/ GEORGE F. TRAVERS, PRINCIPAL FINANCIAL OFFICER

Date	February 25, 2010

* Print the name and title of each signing officer under his or her signature.